UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Secretary

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

Alerian Energy Infrastructure ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies (29.63%)
Energy (29.63%)
AltaGas, Ltd.	21,905	$407,047
Enbridge, Inc.	127,397	4,345,165
Gibson Energy, Inc.	17,815	264,563
Inter Pipeline, Ltd.	47,378	870,593
Keyera Corp.	25,316	697,597
Pembina Pipeline Corp.	62,408	2,128,567
TransCanada Corp.	101,741	4,333,153
Total Energy		13,046,685

Total Canadian Energy Infrastructure Companies
(Cost $14,601,156)		13,046,685

U.S. Energy Infrastructure Companies (27.78%)
Energy (26.74%)
Cheniere Energy, Inc.(a)	34,752	2,325,951
Kinder Morgan, Inc.	243,983	4,318,499
ONEOK, Inc.	50,873	3,353,040
SemGroup Corp., Class A	9,695	234,619
Targa Resources Corp.	26,318	1,449,332
Tellurian, Inc.(a)(b)	9,906	95,791
Total Energy		11,777,232

Industrials (1.04%)
Macquarie Infrastructure Corp.	9,682	455,441

Total U.S. Energy Infrastructure Companies
(Cost $13,253,679)		12,232,673

U.S. Energy Infrastructure MLPs (25.72%)
Energy (25.72%)
Andeavor Logistics LP	6,631	322,134
BP Midstream Partners LP	3,536	69,765
Buckeye Partners LP	10,897	384,228
Crestwood Equity Partners LP	3,629	136,450
Dominion Energy Midstream Partners LP	3,643	59,745
Enable Midstream Partners LP	6,494	101,112
Energy Transfer Equity LP	159,448	2,790,340
Enterprise Products Partners LP	109,664	3,136,390
EQT GP Holdings LP	16,154	339,234
Genesis Energy LP	8,098	193,785
Holly Energy Partners LP	3,383	97,972
Magellan Midstream Partners LP	16,952	1,156,974
MPLX LP	21,467	761,434
NGL Energy Partners LP	8,316	94,802
Noble Midstream Partners LP	1,596	69,905
NuStar Energy LP	7,229	200,099
Phillips 66 Partners LP	3,908	201,106
Shell Midstream Partners LP	9,161	204,932
Summit Midstream Partners LP	3,042	49,128
Tallgrass Energy LP	18,392	452,259
Valero Energy Partners LP	1,654	59,197

Security Description	Shares	Value
Energy (continued)
Western Gas Equity Partners LP	13,217	$447,528
Total Energy		11,328,519

Total U.S. Energy Infrastructure MLPs
(Cost $12,409,251)		11,328,519

U.S. General Partners (16.54%)
Energy (16.54%)
Antero Midstream GP LP	27,431	463,310
EnLink Midstream LLC	28,399	462,904
Plains GP Holdings LP, Class A	73,552	1,896,170
The Williams Cos., Inc.	150,793	4,461,965
Total Energy		7,284,349

Total U.S. General Partners
(Cost $8,129,385)		7,284,349

7 Day Yield		Shares	Value
Short Term Investments (0.39%)
Money Market Fund (0.22%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $97,491)	1.851%	97,491	97,491

Investments Purchased with Collateral from Securities Loaned (0.17%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.92%
(Cost $76,210)		76,210	76,210

Total Short Term Investments
(Cost $173,701)			173,701

Total Investments (100.06%)
(Cost 48,567,172)			$44,065,927

Liabilities in Excess of Other Assets (-0.06%)			(27,089)

Net Assets (100.00%)			$44,038,838

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $73,695

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
Master Limited Partnerships (100.42%)
Gathering & Processing | Natural Gas (24.85%)
Antero Midstream Partners LP	7,869,218	$230,332,011
Crestwood Equity Partners LP(a)	4,394,079	165,217,370
DCP Midstream LP(a)	8,111,985	334,294,902
Enable Midstream Partners LP	7,861,066	122,396,798
EnLink Midstream Partners LP	14,893,323	265,101,149
MPLX LP	25,808,395	915,423,771
Western Gas Partners LP(a)	8,998,730	439,587,960
Total Gathering & Processing | Natural Gas		2,472,353,961

Other | Liquefaction (1.39%)
Cheniere Energy Partners LP	3,652,428	138,427,021

Pipeline Transportation | Natural Gas (28.63%)
Energy Transfer Partners LP	43,328,322	977,053,661
Enterprise Products Partners LP	35,168,780	1,005,827,108
EQT Midstream Partners LP(a)	7,443,190	425,452,741
Spectra Energy Partners LP	7,333,650	278,385,354
TC PipeLines LP(a)	4,856,543	162,208,536
Total Pipeline Transportation | Natural Gas		2,848,927,400

Pipeline Transportation | Petroleum (45.55%)
Andeavor Logistics LP	7,968,336	387,101,763
Buckeye Partners LP(a)	13,107,292	462,163,116
Enbridge Energy Partners LP	19,331,197	217,669,278
Genesis Energy LP(a)	9,804,424	234,619,866
Holly Energy Partners LP	4,096,990	118,648,830
Magellan Midstream Partners LP(a)	14,552,181	993,186,353
NGL Energy Partners LP(a)	10,070,307	114,801,500
NuStar Energy LP(a)	7,097,814	196,467,492
Phillips 66 Partners LP	4,731,762	243,496,473
Plains All American Pipeline LP(a)	37,948,857	991,224,145
Shell Midstream Partners LP	11,092,883	248,147,793
Tallgrass Energy LP	13,242,038	325,621,714
Total Pipeline Transportation | Petroleum		4,533,148,323

Total Master Limited Partnerships
(Cost $9,959,309,287)		9,992,856,705

7 Day Yield		Shares	Value
Short Term Investments (0.16%)
State Street Institutional Treasury Plus Money Market Fund	1.851%	15,433,992	$15,433,992

Total Short Term Investments
(Cost $15,433,992)			15,433,992

Total Investments (100.58%)
(Cost 9,974,743,279)			$10,008,290,697

Liabilities in Excess of Other Assets (-0.58%)			(57,496,887)

Net Assets (100.00%)			$9,950,793,810

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.72%)
Brazil (9.93%)
BB Seguridade Participacoes SA	116,696	$701,362
CCR SA	299,411	688,048
Cielo SA	181,022	671,094
Engie Brasil Energia SA	85,404	773,712
Fleury SA	123,598	779,865
Total Brazil		3,614,081

Chile (4.00%)
AES Gener SA	3,043,728	766,441
Cencosud SA	291,730	690,651
Total Chile		1,457,092

China (9.59%)
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,437,000	627,987
Great Wall Motor Co., Ltd., Class H(a)	826,000	508,308
Huaneng Power International, Inc., Sponsored ADR(a)	27,911	710,893
Lenovo Group, Ltd.	1,514,000	987,632
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,120,000	657,837
Total China		3,492,657

Czech Republic (2.16%)
CEZ AS	31,034	786,596

Hungary (2.12%)
Richter Gedeon Nyrt	39,362	773,496

India (6.76%)
Infosys, Ltd., Sponsored ADR	42,665	886,152
Vedanta, Ltd., ADR	54,895	701,558
Wipro, Ltd., ADR	169,532	873,090
Total India		2,460,800

Indonesia (10.83%)
Astra International Tbk PT	1,615,000	794,891
Gudang Garam Tbk PT	158,700	786,497
Indocement Tunggal Prakarsa Tbk PT	691,000	831,499
Kalbe Farma Tbk PT	8,193,900	748,187
Perusahaan Gas Negara Persero Tbk	5,357,500	778,347
Total Indonesia		3,939,421

Malaysia (8.27%)
Astro Malaysia Holdings Bhd	1,851,100	783,773
British American Tobacco Malaysia Bhd	86,827	715,406

Security Description	Shares	Value
Malaysia (continued)
Malayan Banking Bhd	319,100	$773,387
MISC Bhd	510,200	736,218
Total Malaysia		3,008,784

Mexico (2.54%)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	117,677	923,765

Philippines (4.43%)
PLDT, Inc., Sponsored ADR(a)	32,275	846,251
Semirara Mining & Power Corp.	1,409,900	764,702
Total Philippines		1,610,953

Poland (2.09%)
Bank Polska Kasa Opieki SA	24,079	759,066

Russia (8.31%)
Gazprom PJSC, ADR	175,922	775,816
LUKOIL PJSC, Sponsored ADR	11,928	823,032
Mobile TeleSystems PJSC, Sponsored ADR	82,495	639,336
Severstal PJSC, GDR(b)	49,009	789,045
Total Russia		3,027,229

South Africa (9.88%)
Absa Group, Ltd.	64,178	709,910
AVI, Ltd.	102,306	807,657
Life Healthcare Group Holdings, Ltd.	386,852	701,836
Netcare, Ltd.	349,276	697,601
Woolworths Holdings, Ltd.	184,442	680,534
Total South Africa		3,597,538

Thailand (10.74%)
BTS Group Holdings PCL	2,656,220	750,688
Charoen Pokphand Foods PCL	995,400	783,121
Delta Electronics Thailand PCL	391,324	833,940
Intouch Holdings PCL	463,900	786,632
Thai Oil PCL	292,900	753,951
Total Thailand		3,908,332

Turkey (8.07%)
Enka Insaat ve Sanayi AS	849,153	663,421
Eregli Demir ve Celik Fabrikalari TAS	346,352	624,533
Ford Otomotiv Sanayi AS	56,696	578,081
Tupras Turkiye Petrol Rafinerileri AS	32,336	581,105
Turkcell Iletisim Hizmetleri AS, ADR	120,863	491,912
Total Turkey		2,939,052

TOTAL COMMON STOCKS
(Cost $41,014,178)		36,298,862

Security Description	Shares	Value

WARRANTS (0.00%)
Thailand (–%)
BTS Group Holdings PCL	287,902	$–

TOTAL WARRANTS
(Cost $–)		–

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.05%)
Money Market Fund (0.45%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $165,372)	1.851%	165,372	165,372

Investments Purchased with Collateral From Securities Loaned (1.60%)
State Street Navigator Securities Lending Prime Portfolio, 1.92%
(Cost $580,669)		580,669	580,669

TOTAL SHORT TERM INVESTMENTS
(Cost $746,041)			746,041

TOTAL INVESTMENTS (101.77%)
(Cost $41,760,219)			$37,044,903

NET LIABILITIES LESS OTHER ASSETS (-1.77%)			(644,376)
NET ASSETS (100.00%)			$36,400,527

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $964,447.
(b)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of August 31, 2018, the aggregate market values of these securities were $789,045, representing 2.17% of the Fund’s net assets.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE TRADED FUNDS (99.99%)
Consumer Discretionary (10.00%)
Consumer Discretionary Select Sector SPDR® Fund	137,501	$16,080,742

Consumer Staples (10.00%)
Consumer Staples Select Sector SPDR® Fund	299,092	16,085,168

Energy (9.62%)
Energy Select Sector SPDR® Fund	207,836	15,471,312

Financials (9.88%)
Financial Select Sector SPDR® Fund	561,165	15,897,804

Healthcare (10.40%)
Health Care Select Sector SPDR® Fund	180,379	16,735,564

Industrials (9.84%)
Industrial Select Sector SPDR® Fund	205,208	15,821,537

Materials (9.51%)
Materials Select Sector SPDR® Fund	258,082	15,296,520

Real Estate (10.30%)
Real Estate Select Sector SPDR® Fund	489,527	16,570,489

Technology (10.10%)
Technology Select Sector SPDR® Fund	214,937	16,249,237

Utilities (10.34%)
Utilities Select Sector SPDR® Fund	311,167	16,638,099

TOTAL EXCHANGE TRADED FUNDS
(Cost $115,978,766)		160,846,472

7 DAY YIELD		SHARES	VALUE
SHORT TERM INVESTMENTS (0.02%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund	1.851%	33,053	33,053

TOTAL SHORT TERM INVESTMENTS
(COST OF $33,053)			33,053

TOTAL INVESTMENTS (100.01%)
(Cost $116,011,819)			$160,879,525

NET LIABILITIES LESS OTHER ASSETS (-0.01%)			(19,260)

NET ASSETS (100.00%)			$160,860,265

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.24%)
Australia (17.91%)
AMP, Ltd.	2,424,019	$5,820,375
BHP Billiton, Ltd.	258,334	6,167,639
Fortescue Metals Group, Ltd.	1,868,500	5,158,136
National Australia Bank, Ltd.	333,580	6,803,429
Telstra Corp., Ltd.	3,167,073	7,058,107
Wesfarmers, Ltd.	189,716	7,017,103
Westpac Banking Corp.	317,458	6,513,415
Woodside Petroleum, Ltd.	262,798	6,965,683
Woolworths Group, Ltd.	304,820	6,201,524
Total Australia		57,705,411

Belgium (1.80%)
Proximus SADP	251,847	5,801,320

Denmark (1.56%)
Pandora A/S	83,959	5,016,205

Finland (6.30%)
Fortum OYJ	280,741	7,103,972
Nokia OYJ	1,148,309	6,395,256
UPM-Kymmene OYJ	176,461	6,800,264
Total Finland		20,299,492

France (8.41%)
Bouygues SA	144,708	6,387,895
Carrefour SA	378,259	6,748,419
Sanofi	85,282	7,294,657
TOTAL SA	106,640	6,668,161
Total France		27,099,132

Germany (5.84%)
Bayer AG	57,713	5,384,688
Evonik Industries AG	186,269	6,942,563
Telefonica Deutschland Holding AG	1,561,565	6,494,501
Total Germany		18,821,752

Great Britain (1.69%)
Persimmon PLC	172,689	5,447,069

Security Description	Shares	Value
Hong Kong (1.77%)
Sands China, Ltd.	1,169,800	$5,708,341

Italy (3.69%)
Atlantia SpA	239,903	4,998,492
Eni SpA	372,164	6,903,194
Total Italy		11,901,686

Japan (9.66%)
Canon, Inc.	194,863	6,248,734
Japan Airlines Co., Ltd.	171,700	6,188,988
Japan Tobacco, Inc.	245,100	6,445,704
Nissan Motor Co., Ltd.	667,900	6,251,607
Tokyo Electron, Ltd.	35,300	5,996,648
Total Japan		31,131,681

Netherlands (1.93%)
Royal Dutch Shell PLC, Class A	190,843	6,200,376

Portugal (2.03%)
EDP - Energias de Portugal SA	1,676,983	6,550,171

Spain (4.14%)
Endesa SA	297,831	6,668,698
Ferrovial SA	309,338	6,687,572
Total Spain		13,356,270

Sweden (10.65%)
Hennes & Mauritz AB, Class B(a)	432,123	5,822,343
Nordea Bank AB	687,758	7,430,221
Swedbank AB, Class A	310,974	7,236,105
Telefonaktiebolaget LM Ericsson, Class B	916,648	7,731,992
Telia Co. AB	1,373,291	6,090,735
Total Sweden		34,311,396

Switzerland (2.45%)
Roche Holding AG	31,695	7,874,290

United Kingdom (19.41%)
AstraZeneca PLC	92,856	6,976,210
BP PLC	852,207	6,046,815
Centrica PLC	3,413,604	6,341,842
GlaxoSmithKline PLC	325,730	6,589,460
Imperial Brands PLC	192,407	6,844,805

Security Description	Shares	Value
United Kingdom (continued)
International Consolidated Airlines Group SA	719,992	$6,448,164
Micro Focus International PLC	372,277	6,298,438
Rio Tinto, Ltd.	101,537	5,309,653
SSE PLC	370,753	6,022,709
Vodafone Group PLC	2,655,127	5,662,488
Total United Kingdom		62,540,584

TOTAL COMMON STOCKS
(Cost $336,890,891)		319,765,176

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.68%)
Money Market Fund (0.33%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,077,307)	1.851%	1,077,307	1,077,307

Investments Purchased with Collateral From Securities Loaned (0.35%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.92%
(Cost $1,129,700)		1,129,700	1,129,700

TOTAL SHORT TERM INVESTMENTS
(Cost $2,207,007)			2,207,007

TOTAL INVESTMENTS (99.92%)
(Cost $339,097,898)			$321,972,183

NET OTHER ASSETS AND LIABILITIES (0.08%)			248,629

NET ASSETS (100.00%)			$322,220,812

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $4,333,163.

See Notes to Quarterly Schedule of Investments.

ALPS MEDICAL BREAKTHROUGHS ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.01%)
Biotechnology (71.23%)
Acceleron Pharma, Inc.(a)(b)	83,412	$4,505,916
Achillion Pharmaceuticals, Inc.(b)	252,065	869,624
Acorda Therapeutics, Inc.(b)	85,766	2,470,061
Adamas Pharmaceuticals, Inc.(a)(b)	49,142	1,131,740
Aduro Biotech, Inc.(b)	143,447	1,061,508
Agios Pharmaceuticals, Inc.(b)	104,657	8,447,913
Aimmune Therapeutics, Inc.(b)	105,608	2,947,519
Akebia Therapeutics, Inc.(b)	103,639	850,876
Albireo Pharma, Inc.(b)	21,667	749,245
Allena Pharmaceuticals, Inc.(b)	37,716	411,104
AMAG Pharmaceuticals, Inc.(b)	62,536	1,525,878
Amarin Corp. PLC, ADR(a)(b)	534,935	1,690,395
AnaptysBio, Inc.(a)(b)	42,794	3,793,260
Apellis Pharmaceuticals, Inc.(a)(b)	101,913	1,973,036
Aquinox Pharmaceuticals, Inc.(a)(b)	42,750	133,380
Ardelyx, Inc.(b)	109,513	470,906
Arena Pharmaceuticals, Inc.(b)	89,243	3,466,198
ArQule, Inc.(b)	158,721	1,052,320
Array BioPharma, Inc.(a)(b)	382,296	5,952,349
Ascendis Pharma A/S, ADR(b)	67,034	4,758,073
Atara Biotherapeutics, Inc.(a)(b)	79,623	3,260,562
Athersys, Inc.(a)(b)	251,366	517,814
Calithera Biosciences, Inc.(b)	65,311	355,945
CASI Pharmaceuticals, Inc.(a)(b)	156,965	1,090,907
Catalyst Biosciences, Inc.(b)	21,667	236,820
Catalyst Pharmaceuticals, Inc.(b)	186,934	629,968
ChemoCentryx, Inc.(b)	89,544	1,180,190
Concert Pharmaceuticals, Inc.(b)	42,624	672,180
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	104,107	609,026
CTI BioPharma Corp.(a)(b)	105,657	198,635
Dynavax Technologies Corp.(a)(b)	113,475	1,571,629
Emergent BioSolutions, Inc.(b)	90,330	5,600,460
Enanta Pharmaceuticals, Inc.(b)	34,949	3,177,913
Epizyme, Inc.(b)	126,612	1,494,022
Fate Therapeutics, Inc.(b)	96,304	1,241,359
FibroGen, Inc.(b)	151,626	9,271,930
Five Prime Therapeutics, Inc.(b)	64,140	897,960
Flexion Therapeutics, Inc.(a)(b)	68,572	1,570,299
G1 Therapeutics, Inc.(b)	59,578	3,615,193
Galapagos NV, Sponsored ADR(b)	92,229	9,348,331
Global Blood Therapeutics, Inc.(a)(b)	93,937	4,598,216
GlycoMimetics, Inc.(a)(b)	77,409	1,139,460
Halozyme Therapeutics, Inc.(b)	261,009	4,805,176
Heron Therapeutics, Inc.(a)(b)	130,393	5,026,650
Idera Pharmaceuticals, Inc.(a)(b)	49,501	517,780
Immune Design Corp.(b)	87,685	333,203
ImmunoGen, Inc.(b)	242,392	2,469,974

Security Description	Shares	Value
Biotechnology (71.23%) (continued)
Immunomedics, Inc.(a)(b)	303,912	$8,132,685
Insmed, Inc.(a)(b)	138,812	2,766,523
Intercept Pharmaceuticals, Inc.(a)(b)	53,374	5,967,213
Ironwood Pharmaceuticals, Inc.(a)(b)	250,047	4,810,904
Jounce Therapeutics, Inc.(a)(b)	59,174	464,516
Kiniksa Pharmaceuticals, Ltd., Class A(b)	26,862	592,038
Kura Oncology, Inc.(b)	60,760	1,245,580
Ligand Pharmaceuticals, Inc.(b)	38,683	10,045,588
Loxo Oncology, Inc.(b)	54,598	9,225,970
MacroGenics, Inc.(b)	76,902	1,681,847
Madrigal Pharmaceuticals, Inc.(a)(b)	25,859	6,185,731
MediciNova, Inc.(a)(b)	74,926	911,849
MiMedx Group, Inc.(a)(b)	202,304	1,072,211
Minerva Neurosciences, Inc.(b)	70,606	734,302
Mirati Therapeutics, Inc.(a)(b)	52,929	2,993,135
NuCana PLC, ADR(a)(b)	58,089	1,433,056
PDL BioPharma, Inc.(b)	274,487	664,259
Progenics Pharmaceuticals, Inc.(b)	134,313	1,051,671
PTC Therapeutics, Inc.(b)	84,625	3,532,248
Ra Pharmaceuticals, Inc.(b)	58,823	717,641
Radius Health, Inc.(a)(b)	82,833	1,703,875
Rhythm Pharmaceuticals, Inc.(b)	50,152	1,579,788
Rocket Pharmaceuticals, Inc.(a)(b)	71,787	1,712,120
Savara, Inc.(a)(b)	55,755	655,679
Spark Therapeutics, Inc.(a)(b)	67,508	4,159,168
Syndax Pharmaceuticals, Inc.(b)	45,001	349,208
Syros Pharmaceuticals, Inc.(b)	59,363	729,571
Tocagen, Inc.(a)(b)	36,277	353,701
United Therapeutics Corp.(b)	79,028	9,719,654
UroGen Pharma, Ltd.(b)	28,181	1,361,988
Vericel Corp.(b)	75,633	922,723
Voyager Therapeutics, Inc.(b)	58,876	1,279,964
Total Biotechnology		202,449,309

Pharmaceuticals (28.78%)
Aclaris Therapeutics, Inc.(a)(b)	56,307	896,407
Aerie Pharmaceuticals, Inc.(a)(b)	71,607	4,393,089
Akcea Therapeutics, Inc.(a)(b)	155,108	4,096,402
Akorn, Inc.(b)	227,023	3,561,991
Assembly Biosciences, Inc.(b)	37,444	1,497,760
Assertio Therapeutics, Inc.(b)	115,857	739,168
Avadel Pharmaceuticals PLC, ADR(a)(b)	73,022	374,603
Clearside Biomedical, Inc.(b)	58,205	396,376
Corium International, Inc.(a)(b)	65,857	642,764
Cymabay Therapeutics, Inc.(a)(b)	107,067	1,459,323
Dova Pharmaceuticals, Inc.(a)(b)	51,349	1,306,832
Durect Corp.(b)	294,650	385,991
Endo International PLC(b)	405,564	6,955,423
Endocyte, Inc.(a)(b)	125,254	2,470,009
GW Pharmaceuticals PLC, ADR(a)(b)	45,913	6,739,110
Horizon Pharma PLC(b)	299,524	6,331,937
Hutchison China MediTech, Ltd., ADR(b)	241,193	7,057,307
Intersect ENT, Inc.(b)	54,894	1,608,394
Kala Pharmaceuticals, Inc.(b)	44,764	604,762

Security Description	Shares	Value
Pharmaceuticals (28.78%) (continued)
Lannett Co., Inc.(a)(b)	69,266	$370,573
Marinus Pharmaceuticals, Inc.(a)(b)	73,831	527,153
MyoKardia, Inc.(a)(b)	71,855	4,429,861
Odonate Therapeutics, Inc.(a)(b)	48,982	939,965
Omeros Corp.(a)(b)	87,997	2,277,362
Pacira Pharmaceuticals, Inc.(b)	74,205	3,498,766
Paratek Pharmaceuticals, Inc.(a)(b)	57,562	590,010
resTORbio, Inc.(a)(b)	51,107	604,596
Revance Therapeutics, Inc.(b)	67,064	1,837,554
Strongbridge Biopharma PLC(a)(b)	82,973	456,352
Supernus Pharmaceuticals, Inc.(b)	93,969	4,162,827
Taro Pharmaceutical Industries, Ltd.(b)	72,804	7,691,015
Theravance Biopharma, Inc.(a)(b)	99,947	2,895,465
Total Pharmaceuticals		81,799,147

TOTAL COMMON STOCKS
(Cost $254,940,447)		284,248,456

RIGHTS (0.00%)(c)
Biotechnology (0.00%)(c)
Dyax Corp. - CVR(b)	170,016	1,700
Total Biotechnology		1,700

TOTAL RIGHTS
(Cost $–)		1,700

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.59%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $15,012)	1.851%	15,012	15,012

Investments Purchased with Collateral from Securities Loaned (3.58%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.92%
(Cost $10,160,778)		10,160,778	10,160,778

TOTAL SHORT TERM INVESTMENTS
(Cost $10,175,790)			10,175,790

TOTAL INVESTMENTS (103.60%)
(Cost $265,116,237)			$294,425,946

NET LIABILITIES LESS OTHER ASSETS (-3.60%)			(10,212,352)

NET ASSETS (100.00%)			$284,213,594

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $71,127,594.
(b)	Non-income producing security.
(c)	Less than 0.005% of Net Assets.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.53%)
Consumer Discretionary (9.35%)
Ford Motor Co.	3,890,478	$36,881,732
Kohl's Corp.	600,385	47,496,457
L Brands, Inc.	1,261,196	33,333,410
Macy's, Inc.	1,170,248	42,772,565
Target Corp.	599,384	52,446,100
Total Consumer Discretionary		212,930,264

Consumer Staples (10.69%)
Altria Group, Inc.	808,657	47,322,608
Archer-Daniels-Midland Co.	1,049,314	52,885,426
Coca-Cola Co.	1,064,587	47,448,642
General Mills, Inc.	1,089,341	50,120,579
Philip Morris International, Inc.	588,889	45,868,564
Total Consumer Staples		243,645,819

Energy (10.26%)
Exxon Mobil Corp.	558,610	44,783,764
Helmerich & Payne, Inc.	720,340	47,232,694
Occidental Petroleum Corp.	547,453	43,725,071
ONEOK, Inc.	683,610	45,056,735
The Williams Cos., Inc.	1,791,958	53,024,037
Total Energy		233,822,301

Financials (9.89%)
Invesco, Ltd.	1,687,549	40,669,931
MetLife, Inc.	984,127	45,161,588
People's United Financial, Inc.	2,431,450	45,006,139
Principal Financial Group, Inc.	821,667	45,347,802
Wells Fargo & Co.	840,241	49,137,294
Total Financials		225,322,754

Health Care (11.26%)
Cardinal Health, Inc.	874,698	45,650,488
Eli Lilly & Co.	543,485	57,419,190
Gilead Sciences, Inc.	650,208	49,240,252
Merck & Co., Inc.	747,815	51,292,631
Pfizer, Inc.	1,275,207	52,946,595
Total Health Care		256,549,156

Industrials (10.07%)
Eaton Corp. PLC	582,161	48,400,866
Emerson Electric Co.	643,736	49,393,863
General Electric Co.	3,349,220	43,338,907
Nielsen Holdings PLC	1,492,868	38,814,568

Security Description	Shares	Value
Industrials (continued)
United Parcel Service, Inc., Class B	403,763	$49,614,397
Total Industrials		229,562,601

Information Technology (10.26%)
International Business Machines Corp.	320,185	46,900,699
QUALCOMM, Inc.	774,482	53,214,658
Seagate Technology PLC	835,754	44,746,269
Western Union Co.	2,242,061	42,419,794
Xerox Corp.	1,671,532	46,568,882
Total Information Technology		233,850,302

Materials (9.97%)
CF Industries Holdings, Inc.	1,080,998	56,157,846
International Paper Co.	793,482	40,578,670
LyondellBasell Industries NV, Class A	395,673	44,624,001
Nucor Corp.	698,220	43,638,750
WestRock Co.	765,738	42,176,849
Total Materials		227,176,116

Telecommunication Services (6.68%)
AT&T, Inc.	1,379,258	44,053,500
CenturyLink, Inc.	2,645,335	56,504,356
Verizon Communications, Inc.	950,819	51,696,029
Total Telecommunication Services		152,253,885

Utilities (11.10%)
The AES Corp.	3,654,652	49,191,616
FirstEnergy Corp.	1,404,348	52,494,528
PPL Corp.	1,812,809	53,912,940
SCANA Corp.	1,293,512	49,593,250
The Southern Co.	1,087,676	47,618,455
Total Utilities		252,810,789

TOTAL COMMON STOCKS
(Cost $2,174,607,530)		2,267,923,987

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.11%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $2,431,103)	1.851%	2,431,103	2,431,103

TOTAL SHORT TERM INVESTMENTS
(Cost $2,431,103)			2,431,103
TOTAL INVESTMENTS (99.64%)
(Cost $2,177,038,633)			$2,270,355,090
NET OTHER ASSETS AND LIABILITIES (0.36%)			8,469,563

NET ASSETS (100.00%)			$2,278,824,653

See Notes to Quarterly Schedule of Investments.

BARRON'S 400SM ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (92.32%)
Consumer Discretionary (14.79%)
Aaron's, Inc.	9,494	$472,042
Altice USA, Inc., Class A	22,674	406,318
AMC Networks, Inc., Class A(a)	8,922	560,391
American Axle & Manufacturing Holdings, Inc.(a)	29,739	526,678
Best Buy Co., Inc.	6,417	510,536
Big Lots, Inc.	9,672	416,380
Boot Barn Holdings, Inc.(a)	24,554	734,901
BorgWarner, Inc.	9,034	395,418
Burlington Stores, Inc.(a)	3,610	607,130
Cable One, Inc.	640	536,154
Carter's, Inc.	4,110	435,372
Cheesecake Factory, Inc.	9,436	501,712
Children's Place, Inc.	3,485	490,514
Cinemark Holdings, Inc.	11,312	422,164
Comcast Corp., Class A	12,605	466,259
Cracker Barrel Old Country Store, Inc.(b)	2,798	417,154
Dave & Buster's Entertainment, Inc.(a)	10,165	591,298
Dollar General Corp.	5,131	552,763
Dollar Tree, Inc.(a)	4,864	391,601
Entravision Communications Corp., Class A	72,884	382,641
Five Below, Inc.(a)	6,728	783,610
Floor & Decor Holdings, Inc., Class A(a)	9,893	363,667
Gap, Inc.	14,057	426,630
Gentex Corp.	19,564	457,406
Grand Canyon Education, Inc.(a)	4,291	511,230
Gray Television, Inc.(a)	34,013	593,527
Hooker Furniture Corp.	11,550	485,677
International Speedway Corp., Class A	10,283	453,994
Interpublic Group of Cos., Inc.	19,588	457,380
Johnson Outdoors, Inc., Class A	6,814	690,122
Las Vegas Sands Corp.	6,217	406,716
LCI Industries	4,175	388,066
Lear Corp.	2,402	389,604
LGI Homes, Inc.(a)(b)	6,828	393,293
Malibu Boats, Inc., Class A(a)	13,302	641,289
MCBC Holdings, Inc.(a)	17,354	478,450
Mohawk Industries, Inc.(a)	1,829	350,418
Nexstar Media Group, Inc., Class A	6,525	535,050
NIKE, Inc., Class B	6,938	570,304
Norwegian Cruise Line Holdings, Ltd.(a)	8,107	434,616
Nutrisystem, Inc.	14,371	531,727
NVR, Inc.(a)	145	386,925
O'Reilly Automotive, Inc.(a)	1,829	613,483
PetMed Express, Inc.	9,818	360,222
Pool Corp.	3,183	522,840
Ross Stores, Inc.	5,963	571,136
Starbucks Corp.	7,776	415,627

Security Description	Shares	Value
Consumer Discretionary (continued)
Stoneridge, Inc.(a)	18,287	$547,330
Target Corp.	6,451	564,462
Thor Industries, Inc.	3,703	353,414
TJX Cos., Inc.	5,576	613,193
Toll Brothers, Inc.	10,177	368,713
Ulta Beauty, Inc.(a)	2,201	572,260
Vail Resorts, Inc.	2,076	618,752
Visteon Corp.(a)	3,715	410,099
Walt Disney Co.	4,426	495,800
Winnebago Industries, Inc.	10,459	386,460
Wynn Resorts, Ltd.	2,476	367,290
ZAGG, Inc.(a)	36,011	583,378
Total Consumer Discretionary		28,911,586

Consumer Staples (4.03%)
Brown-Forman Corp., Class B	8,409	439,118
Church & Dwight Co., Inc.	9,050	512,049
Coca-Cola Bottling Co. Consolidated	2,462	417,457
Energizer Holdings, Inc.	8,233	523,536
Hostess Brands, Inc.(a)	31,387	369,111
J&J Snack Foods Corp.	3,257	473,893
JM Smucker Co.	3,491	360,900
Kimberly-Clark Corp.	4,063	469,439
McCormick & Co., Inc.	4,145	517,628
Medifast, Inc.	5,114	1,169,827
MGP Ingredients, Inc.	5,815	448,395
National Beverage Corp.(a)	4,932	581,187
Pilgrim's Pride Corp.(a)	18,735	346,410
Sanderson Farms, Inc.	3,751	396,706
Sprouts Farmers Market, Inc.(a)	18,168	480,907
Tyson Foods, Inc., Class A	6,074	381,508
Total Consumer Staples		7,888,071

Energy (5.94%)
BP Prudhoe Bay Royalty Trust	20,499	632,394
C&J Energy Services, Inc.(a)	17,740	371,653
Callon Petroleum Co.(a)	39,380	444,994
Centennial Resource Development, Inc., Class A(a)	25,034	482,405
Cimarex Energy Co.	4,962	419,190
Denbury Resources, Inc.(a)	191,321	1,065,658
Diamondback Energy, Inc.	3,613	437,462
EQT Corp.	8,717	444,741
Gulfport Energy Corp.(a)	42,553	500,423
Laredo Petroleum, Inc.(a)	53,832	446,267
Liberty Oilfield Services, Inc., Class A(a)	24,901	489,056
Mammoth Energy Services, Inc.(b)	15,508	426,160
Marathon Petroleum Corp.	6,632	545,747
Matador Resources Co.(a)	15,876	519,780
Newfield Exploration Co.(a)	19,538	532,997
Parsley Energy, Inc., Class A(a)	17,122	475,478
PBF Energy, Inc., Class A	14,992	778,385
Phillips 66	4,856	575,485
RPC, Inc.	22,555	308,552
San Juan Basin Royalty Trust	51,710	301,986
SRC Energy, Inc.(a)	49,910	464,662
US Silica Holdings, Inc.	17,241	365,337

Security Description	Shares	Value
Energy (continued)
Valero Energy Corp.	4,910	$578,791
Total Energy		11,607,603

Financials (15.78%)
1st Source Corp.	8,711	487,729
Athene Holding, Ltd., Class A(a)	8,918	442,868
BancFirst Corp.	8,177	521,693
Bank of NT Butterfield & Son, Ltd.	9,771	516,300
Bank OZK	8,715	352,609
BankUnited, Inc.	10,724	415,984
BofI Holding, Inc.(a)	10,984	409,044
Carolina Financial Corp.	11,154	458,987
Cathay General Bancorp	10,625	449,437
CenterState Bank Corp.	16,280	498,494
Citizens Financial Group, Inc.	10,041	413,288
Comerica, Inc.	4,620	450,358
Commerce Bancshares, Inc.	7,515	534,016
Community Bank System, Inc.	8,055	532,677
Credit Acceptance Corp.(a)(b)	1,371	626,149
Cullen/Frost Bankers, Inc.	4,182	463,742
Eagle Bancorp, Inc.(a)	7,236	389,659
Eaton Vance Corp.	8,009	422,315
Enstar Group, Ltd.(a)	2,134	455,609
Essent Group, Ltd.(a)	10,834	469,762
Evercore, Inc., Class A	4,734	502,514
Federated Investors, Inc., Class B	13,492	312,475
Fifth Third Bancorp	13,480	396,716
First Busey Corp.	14,573	467,065
First Citizens BancShares, Inc., Class A	1,014	481,660
First Financial Bancorp	15,724	493,734
First Financial Bankshares, Inc.	9,383	566,733
First Merchants Corp.	10,471	503,864
Gladstone Investment Corp.	44,279	530,905
Green Dot Corp., Class A(a)	6,786	581,357
Guaranty Bancorp	15,616	488,000
Health Insurance Innovations, Inc., Class A(a)(b)	14,859	786,041
Huntington Bancshares, Inc.	28,185	456,879
Independent Bank Corp./Rockland MA	6,135	558,898
Independent Bank Group, Inc.	6,267	433,990
Lakeland Bancorp, Inc.	22,022	425,025
Live Oak Bancshares, Inc.	16,545	500,486
MB Financial, Inc.	10,359	501,997
Meridian Bancorp, Inc.	22,674	405,865
Meta Financial Group, Inc.	3,973	344,062
OceanFirst Financial Corp.	16,511	482,121
Old Republic International Corp.	21,538	477,713
PacWest Bancorp	8,678	438,152
Peapack Gladstone Financial Corp.	13,176	440,210
People's United Financial, Inc.	22,903	423,934
PNC Financial Services Group, Inc.	2,860	410,524
Preferred Bank	6,927	424,002
Primerica, Inc.	4,502	550,369
Principal Financial Group, Inc.	7,326	404,322
Reinsurance Group of America, Inc.	2,884	411,979
S&P Global, Inc.	2,341	484,704
SEI Investments Co.	5,993	378,038
ServisFirst Bancshares, Inc.	10,496	452,378

Security Description	Shares	Value
Financials (continued)
SunTrust Banks, Inc.	6,351	$467,180
T Rowe Price Group, Inc.	3,925	454,868
TCF Financial Corp.	19,622	497,418
Texas Pacific Land Trust	893	745,307
TriState Capital Holdings, Inc.(a)	18,857	560,996
UMB Financial Corp.	5,975	449,559
Universal Insurance Holdings, Inc.	14,020	625,292
Walker & Dunlop, Inc.	8,813	480,308
Washington Federal, Inc.	12,755	434,945
Western Alliance Bancorp(a)	7,400	426,610
Wintrust Financial Corp.	5,082	450,011
Zions Bancorporation	8,235	438,843
Total Financials		30,858,769

Health Care (9.28%)
AbbVie, Inc.	3,835	368,083
ABIOMED, Inc.(a)	1,567	637,111
Align Technology, Inc.(a)	1,703	658,192
AMN Healthcare Services, Inc.(a)	7,757	452,233
athenahealth, Inc.(a)	3,144	483,862
Biogen, Inc.(a)	1,621	573,007
Cambrex Corp.(a)	8,177	551,130
Celgene Corp.(a)	5,014	473,572
Cerner Corp.(a)	7,280	474,001
ChemoCentryx, Inc.(a)	35,903	473,202
Concert Pharmaceuticals, Inc.(a)	19,582	308,808
Corcept Therapeutics, Inc.(a)	25,610	384,662
Cutera, Inc.(a)	8,616	292,944
Eagle Pharmaceuticals, Inc.(a)(b)	8,198	566,728
Emergent BioSolutions, Inc.(a)	8,690	538,780
Enanta Pharmaceuticals, Inc.(a)	5,326	484,293
Exelixis, Inc.(a)	18,515	347,897
Halozyme Therapeutics, Inc.(a)	21,928	403,694
HealthEquity, Inc.(a)	7,799	734,744
Illumina, Inc.(a)	1,811	642,597
Innoviva, Inc.(a)	29,531	428,790
Laboratory Corp. of America Holdings(a)	2,628	454,302
Lantheus Holdings, Inc.(a)	27,914	449,415
LeMaitre Vascular, Inc.	12,423	465,987
MiMedx Group, Inc.(a)(b)	62,303	330,206
OraSure Technologies, Inc.(a)	24,689	395,271
PDL BioPharma, Inc.(a)	148,598	359,607
Pfizer, Inc.	12,493	518,709
Prestige Consumer Healthcare, Inc.(a)	12,755	491,068
Regeneron Pharmaceuticals, Inc.(a)	1,359	552,773
Repligen Corp.(a)	12,743	699,336
Supernus Pharmaceuticals, Inc.(a)	10,227	453,056
Tivity Health, Inc.(a)(b)	11,240	386,656
Universal Health Services, Inc., Class B	3,705	482,243
Veeva Systems, Inc., Class A(a)	6,005	626,682
WellCare Health Plans, Inc.(a)	2,361	714,368
Zoetis, Inc.	5,426	491,596
Total Health Care		18,149,605

Industrials (19.91%)
AAON, Inc.	11,878	479,871
ACCO Brands Corp.	35,052	434,645

Security Description	Shares	Value
Industrials (continued)
Aerovironment, Inc.(a)	9,637	$847,671
Air Lease Corp.	10,455	483,126
Alaska Air Group, Inc.	6,671	450,226
Allegiant Travel Co.	2,556	348,255
Allison Transmission Holdings, Inc.	11,909	591,401
Apogee Enterprises, Inc.	9,929	488,705
Applied Industrial Technologies, Inc.	6,213	478,712
Argan, Inc.	11,064	440,347
ASGN, Inc.(a)	5,502	509,430
Atkore International Group, Inc.(a)	22,139	606,166
Barrett Business Services, Inc.	5,285	396,534
Boeing Co.	1,355	464,480
Continental Building Products, Inc.(a)	16,366	610,452
Copart, Inc.(a)	9,044	581,620
CoStar Group, Inc.(a)	1,263	558,448
Dover Corp.	5,686	488,257
Encore Wire Corp.	8,113	407,678
ESCO Technologies, Inc.	7,400	500,610
Expeditors International of Washington, Inc.	7,058	517,210
Fastenal Co.	7,946	463,729
Federal Signal Corp.	20,273	527,706
Fortive Corp.	5,889	494,558
Fortune Brands Home & Security, Inc.	7,341	388,926
Forward Air Corp.	8,215	527,896
GATX Corp.	6,671	563,366
Generac Holdings, Inc.(a)	9,873	547,853
Gibraltar Industries, Inc.(a)	13,028	591,471
Graco, Inc.	9,908	465,775
H&E Equipment Services, Inc.	10,958	381,448
Hawaiian Holdings, Inc.	12,163	504,764
HEICO Corp., Class A	8,097	603,226
Hexcel Corp.	6,740	445,649
Hub Group, Inc., Class A(a)	10,203	539,229
IDEX Corp.	3,138	480,773
Insperity, Inc.	6,609	792,089
JB Hunt Transport Services, Inc.	3,765	454,624
JetBlue Airways Corp.(a)	20,542	391,941
Knight-Swift Transportation Holdings, Inc.	9,306	317,614
Knoll, Inc.	20,591	484,712
Korn/Ferry International	9,120	612,226
Landstar System, Inc.	4,112	476,170
Lincoln Electric Holdings, Inc.	4,894	460,819
Lydall, Inc.(a)	9,332	399,410
McGrath RentCorp	8,692	504,136
Mercury Systems, Inc.(a)	9,210	502,037
Meritor, Inc.(a)	19,990	432,983
National Presto Industries, Inc.(b)	4,794	635,684
Nordson Corp.	3,274	455,151
Norfolk Southern Corp.	3,224	560,460
NV5 Global, Inc.(a)	8,385	741,653
Old Dominion Freight Line, Inc.	3,095	471,678
Oshkosh Corp.	5,785	406,454
PACCAR, Inc.	6,816	466,351
Patrick Industries, Inc.(a)	6,872	439,808
PGT Innovations, Inc.(a)	24,294	590,344
Quad/Graphics, Inc.	17,151	390,528
Raven Industries, Inc.	11,972	579,445

Security Description	Shares	Value
Industrials (continued)
RBC Bearings, Inc.(a)	3,620	$542,312
Schneider National, Inc., Class B	16,893	456,956
Snap-on, Inc.	3,020	533,876
Southwest Airlines Co.	7,608	466,370
Spartan Motors, Inc.	27,248	393,734
Spirit Airlines, Inc.(a)	10,183	483,896
Teledyne Technologies, Inc.(a)	2,388	566,577
TPI Composites, Inc.(a)	20,060	562,282
TransUnion	7,872	592,762
Trex Co., Inc.(a)	8,478	718,087
TriNet Group, Inc.(a)	9,818	579,949
Triton International, Ltd.	14,807	559,408
Union Pacific Corp.	3,357	505,631
United Rentals, Inc.(a)	2,460	383,440
Vectrus, Inc.(a)	11,520	378,086
Verisk Analytics, Inc.(a)	4,393	523,162
WABCO Holdings, Inc.(a)	3,271	402,595
WageWorks, Inc.(a)	9,574	512,209
Total Industrials		38,937,862

Information Technology (15.10%)
Adobe Systems, Inc.(a)	2,087	549,945
Advanced Energy Industries, Inc.(a)	6,535	389,355
Alliance Data Systems Corp.	1,974	470,957
Amkor Technology, Inc.(a)	41,182	359,519
Apple, Inc.	2,552	580,912
Applied Materials, Inc.	7,692	330,910
Applied Optoelectronics, Inc.(a)(b)	15,560	643,562
Arista Networks, Inc.(a)	1,583	473,285
Aspen Technology, Inc.(a)	5,613	647,516
Axcelis Technologies, Inc.(a)	17,492	353,338
Broadridge Financial Solutions, Inc.	4,235	572,318
Casa Systems, Inc.(a)	15,306	224,845
Ciena Corp.(a)	16,702	527,449
Cognex Corp.	8,360	449,768
Coherent, Inc.(a)	2,060	392,636
DXC Technology Co.	4,927	448,800
Electro Scientific Industries, Inc.(a)	23,560	517,142
Electronic Arts, Inc.(a)	3,627	411,338
Etsy, Inc.(a)	16,445	800,707
F5 Networks, Inc.(a)	3,104	587,029
Facebook, Inc., Class A(a)	2,524	443,543
Fiserv, Inc.(a)	6,225	498,436
FormFactor, Inc.(a)	30,011	463,670
GrubHub, Inc.(a)	4,204	605,838
Ichor Holdings, Ltd.(a)(b)	15,898	412,235
IPG Photonics Corp.(a)	1,797	315,338
Jack Henry & Associates, Inc.	3,698	585,911
KEMET Corp.(a)	23,201	599,514
Lam Research Corp.	2,050	354,835
LogMeIn, Inc.	3,603	309,678
Lumentum Holdings, Inc.(a)(b)	6,386	433,609
Manhattan Associates, Inc.(a)	10,197	591,324
Match Group, Inc.(a)(b)	10,107	505,855
MAXIMUS, Inc.	6,758	449,407
Micron Technology, Inc.(a)	7,725	405,717
MKS Instruments, Inc.	3,723	345,867
Nanometrics, Inc.(a)	15,230	667,226
NIC, Inc.	32,449	545,143
Novanta, Inc.(a)	8,099	620,383

Security Description	Shares	Value
Information Technology (continued)
NVIDIA Corp.	1,853	$520,100
Oclaro, Inc.(a)	45,734	436,302
ON Semiconductor Corp.(a)	17,643	376,502
Paychex, Inc.	6,882	504,107
Paycom Software, Inc.(a)(b)	4,194	650,573
Qualys, Inc.(a)	5,943	541,110
Red Hat, Inc.(a)	2,982	440,531
Rogers Corp.(a)	3,351	462,673
Sabre Corp.	20,655	539,302
Skyworks Solutions, Inc.	4,100	374,330
SMART Global Holdings, Inc.(a)(b)	11,829	390,239
Stamps.com, Inc.(a)	2,296	570,441
Teradyne, Inc.	9,372	386,033
Texas Instruments, Inc.	4,151	466,572
Total System Services, Inc.	5,131	498,425
Trade Desk, Inc., Class A(a)(b)	7,925	1,124,399
TTM Technologies, Inc.(a)	27,105	506,864
Ultra Clean Holdings, Inc.(a)	22,086	337,032
Universal Display Corp.	3,635	444,924
Versum Materials, Inc.	11,654	463,713
Xcerra Corp.(a)	41,778	604,945
Total Information Technology		29,523,977

Materials (5.43%)
AdvanSix, Inc.(a)	10,884	368,315
American Vanguard Corp.	19,836	434,408
Berry Global Group, Inc.(a)	8,157	389,334
Celanese Corp., Series A	4,258	497,462
Chemours Co.	9,186	400,510
Eagle Materials, Inc.	4,477	413,361
Eastman Chemical Co.	4,200	407,526
Huntsman Corp.	14,033	427,866
Ingevity Corp.(a)	5,837	589,595
Kronos Worldwide, Inc.	19,219	386,878
Louisiana-Pacific Corp.	16,079	468,864
Martin Marietta Materials, Inc.	2,181	433,408
Mesabi Trust	16,973	466,758
Neenah, Inc.	5,670	517,388
Nucor Corp.	6,800	425,000
Packaging Corp. of America	3,819	419,785
PPG Industries, Inc.	3,953	436,965
Rayonier Advanced Materials, Inc.	22,842	477,398
Sherwin-Williams Co.	1,109	505,238
Silgan Holdings, Inc.	15,554	423,847
Steel Dynamics, Inc.	9,721	444,541
Trinseo SA	5,603	432,271
Warrior Met Coal, Inc.	20,246	486,916
Westlake Chemical Corp.	3,885	367,404
Total Materials		10,621,038

Real Estate (0.53%)
HFF, Inc., Class A	9,387	426,264
RMR Group, Inc., Class A	6,560	619,592
Total Real Estate		1,045,856

Telecommunication Services (0.50%)
T-Mobile US, Inc.(a)	7,066	466,639

Security Description	Shares	Value
Telecommunication Services (continued)
Verizon Communications, Inc.	9,438	$513,144
Total Telecommunication Services		979,783

Utilities (1.03%)
Atmos Energy Corp.	5,664	522,391
Dominion Energy, Inc.	6,289	445,072
NextEra Energy, Inc.	2,968	504,857
OGE Energy Corp.	14,569	536,576
Total Utilities		2,008,896

TOTAL COMMON STOCKS
(Cost $149,265,640)		180,533,046

LIMITED PARTNERSHIPS (5.07%)
Consumer Discretionary (0.19%)
Cedar Fair LP	7,146	379,739
Total Consumer Discretionary		379,739

Energy (4.14%)
Andeavor Logistics LP	9,658	469,186
Antero Midstream Partners LP	16,819	492,292
Black Stone Minerals LP	26,312	487,298
CNX Midstream Partners LP	24,358	477,417
Dominion Energy Midstream Partners LP	17,660	289,624
EQT GP Holdings LP	19,230	403,830
EQT Midstream Partners LP	14,957	854,942
Holly Energy Partners LP	15,070	436,427
Magellan Midstream Partners LP	7,136	487,032
MPLX LP	12,983	460,507
Noble Midstream Partners LP	9,322	408,304
Phillips 66 Partners LP	8,846	455,215
Shell Midstream Partners LP	18,076	404,360
TC PipeLines LP	9,136	305,143
Valero Energy Partners LP	11,975	428,585
Viper Energy Partners LP	20,542	799,289
Western Gas Equity Partners LP	12,669	428,972
Total Energy		8,088,423

Financials (0.74%)
Apollo Global Management LLC, Class A	13,908	480,243
Blackstone Group LP	13,400	494,594
Carlyle Group LP	19,964	463,165
Total Financials		1,438,002

TOTAL LIMITED PARTNERSHIPS
(Cost $10,122,224)		9,906,164

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.57%)
Money Market Fund (2.58%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $5,052,482)	1.851%	5,052,482	5,052,482

	Shares	Value
Investments Purchased With Collateral From Securities Loaned (0.99%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.92%
(Cost $1,928,079)	1,928,079	$1,928,079

TOTAL SHORT TERM INVESTMENTS
(Cost $6,980,561)		6,980,561

TOTAL INVESTMENTS (100.96%)
(Cost $166,368,425)		$197,419,771

NET LIABILITIES LESS OTHER ASSETS (0.96%)		(1,873,810)

NET ASSETS (100.00%)		$195,545,961

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $5,993,295.

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (88.04%)
Consumer Discretionary (5.02%)
Tesla, Inc.(a)	2,181	$657,920

Energy (7.34%)
Green Plains, Inc.	16,998	301,715
Pacific Ethanol, Inc.(a)	18,607	34,423
Renewable Energy Group, Inc.(a)	15,845	427,022
REX American Resources Corp.(a)	2,470	199,033
Total Energy		962,193

Financials (3.50%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,259	458,344

Industrials (17.36%)
Ameresco, Inc., Class A(a)	8,452	121,286
Ballard Power Systems, Inc.(a)	76,206	269,769
Covanta Holding Corp.	39,209	692,039
Enphase Energy, Inc.(a)	34,612	169,253
FuelCell Energy, Inc.(a)	33,647	39,367
Plug Power, Inc.(a)	92,791	182,798
Sunrun, Inc.(a)	38,614	506,616
TPI Composites, Inc.(a)	8,142	228,220
Vivint Solar, Inc.(a)	12,513	65,693
Total Industrials		2,275,041

Information Technology (21.79%)
Cree, Inc.(a)	13,464	647,753
First Solar, Inc.(a)	9,663	503,249
Itron, Inc.(a)	11,186	742,750
SunPower Corp.(a)	26,640	179,021
Universal Display Corp.	6,401	783,483
Total Information Technology		2,856,256

Utilities (33.03%)
Boralex, Inc., Class A	33,322	490,510
Innergex Renewable Energy, Inc.	53,042	544,239
Northland Power, Inc.	34,372	574,974
NRG Yield, Inc., Class C	28,510	565,924
Ormat Technologies, Inc.	12,373	651,438
Pattern Energy Group, Inc., Class A	34,552	704,169
TerraForm Power, Inc., Class A	29,003	324,254
TransAlta Renewables, Inc.	51,022	472,687
Total Utilities		4,328,195

Security Description	Shares	Value
TOTAL COMMON STOCKS
(Cost $11,194,755)		11,537,949

Limited Partnerships (11.66%)
Energy (1.48%)
Enviva Partners LP	6,062	$193,984

Utilities (10.18%)
Brookfield Renewable Partners LP	20,598	633,093
NextEra Energy Partners LP	14,464	701,504
Total Utilities		1,334,597

TOTAL LIMITED PARTNERSHIPS
(Cost $1,476,570)		1,528,581

	7 Day Yield	Shares	Value
Short Term Investments (0.10%)
Money Market Fund (0.10%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $13,359)	1.851%	13,359	13,359

TOTAL SHORT TERM INVESTMENTS
(Cost $13,359)			13,359

TOTAL INVESTMENTS (99.80%)
(Cost $12,684,684)			$13,079,889

NET OTHER ASSETS AND LIABILITIES (0.20%)			26,015

NET ASSETS (100.00%)			$13,105,904

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.45%)
Australia (5.91%)
Dexus	61,896	$477,008
Goodman Group	98,218	755,516
The GPT Group	110,280	409,879
Scentre Group, Ltd.	325,601	962,047
Stockland	149,072	442,603
Vicinity Centres	197,881	394,051
Total Australia		3,441,104

Brazil (0.20%)
Multiplan Empreendimentos Imobiliarios SA	25,034	115,610

Canada (1.14%)
Allied Properties Real Estate Investment Trust	6,189	206,727
Boardwalk Real Estate Investment Trust	2,239	85,030
RioCan Real Estate Investment Trust	19,355	374,642
Total Canada		666,399

France (5.24%)
Covivio	3,300	344,934
Gecina SA	2,956	507,471
Klepierre SA	12,793	458,849
Unibail-Rodamco-Westfield	8,279	1,739,384
Total France		3,050,638

Germany (5.69%)
alstria office REIT-AG	8,817	133,251
Deutsche Wohnen SE	21,756	1,099,528
LEG Immobilien AG	3,853	470,270
Vonovia SE	31,373	1,609,233
Total Germany		3,312,282

Hong Kong (10.20%)
China Overseas Land & Investment, Ltd.	235,000	744,036
CK Asset Holdings, Ltd.	161,000	1,147,692
Hang Lung Properties, Ltd.	125,000	246,855
Hongkong Land Holdings, Ltd.	72,600	502,392
Link REIT	131,664	1,311,817
Sun Hung Kai Properties, Ltd.	101,500	1,506,577
Wharf Real Estate Investment Co., Ltd.	73,000	484,109
Total Hong Kong		5,943,478

Japan (9.80%)
Japan Real Estate Investment Corp.	88	468,077
Japan Retail Fund Investment Corp.	158	285,825
Mitsubishi Estate Co., Ltd.	85,300	1,416,037
Mitsui Fudosan Co., Ltd.	60,800	1,392,364
Nippon Building Fund, Inc.	88	512,429
Nippon Prologis REIT, Inc.	135	263,050
Nomura Real Estate Master Fund, Inc.	263	366,415

Security Description	Shares	Value
Japan (9.80%) (continued)
Sumitomo Realty & Development Co., Ltd.	29,000	$1,004,860
Total Japan		5,709,057

Singapore (2.06%)
Ascendas Real Estate Investment Trust	148,205	295,859
CapitaLand Mall Trust	166,647	259,826
CapitaLand, Ltd.	155,300	388,095
City Developments, Ltd.	38,100	257,599
Total Singapore		1,201,379

Spain (0.39%)
Inmobiliaria Colonial Socimi SA	21,065	228,008

Sweden (0.52%)
Castellum AB	16,871	305,130

Switzerland (0.42%)
PSP Swiss Property AG	2,479	246,301

United Kingdom (3.69%)
British Land Co. PLC	60,932	502,094
Derwent London PLC	6,834	269,520
Hammerson PLC	48,957	299,009
Land Securities Group PLC	46,087	547,605
Segro PLC	62,156	530,392
Total United Kingdom		2,148,620

United States (54.19%)
Alexandria Real Estate Equities, Inc.	6,298	808,348
American Campus Communities, Inc.	8,410	352,631
American Homes 4 Rent	15,842	367,534
American Tower Corp.	15,181	2,263,791
AvalonBay Communities, Inc.	8,457	1,550,084
Boston Properties, Inc.	9,443	1,231,839
Digital Realty Trust, Inc.	12,614	1,567,668
Douglas Emmett, Inc.	9,852	384,819
Duke Realty Corp.	21,830	621,937
Equinix, Inc.	4,861	2,120,028
Equity LifeStyle Properties, Inc.	5,467	529,643
Equity Residential	22,544	1,527,356
Essex Property Trust, Inc.	4,043	995,710
Extra Space Storage, Inc.	7,715	711,400
Federal Realty Investment Trust	4,481	585,263
Highwoods Properties, Inc.	6,335	315,103
Host Hotels & Resorts, Inc.	45,353	976,450
Kilroy Realty Corp.	6,056	442,936
National Retail Properties, Inc.	9,418	434,076
Park Hotels & Resorts, Inc.	12,365	413,609
Prologis, Inc.	38,548	2,589,655
Public Storage	9,179	1,951,272
Realty Income Corp.	17,397	1,018,942
Regency Centers Corp.	8,993	593,808
Simon Property Group, Inc.	12,860	2,353,766
SL Green Realty Corp.	5,447	568,667

Security Description	Shares	Value
United States (54.19%) (continued)
UDR, Inc.	16,360	$653,909
Ventas, Inc.	21,808	1,305,645
Vornado Realty Trust	10,606	816,662
Welltower, Inc.	22,784	1,519,921
Total United States		31,572,472

TOTAL COMMON STOCKS
(Cost $49,895,044)		57,940,478

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.34%)
State Street Institutional Treasury Plus Money Market Fund	1.851%	196,319	196,319

TOTAL SHORT TERM INVESTMENTS
(Cost $196,319)			196,319

TOTAL INVESTMENTS (99.79%)
(Cost $50,091,363)			$58,136,797

NET OTHER ASSETS AND LIABILITIES (0.21%)			121,525

NET ASSETS (100.00%)			$58,258,322

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC CORE INCOME ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (85.14%)
Communications (6.03%)
21st Century Fox America, Inc.
3.00%, 09/15/2022	$200,000	$197,326
Alphabet, Inc.
2.00%, 08/15/2026	300,000	273,307
AT&T, Inc.
3.40%, 05/15/2025	200,000	190,433
4.10%, 02/15/2028(a)	600,000	581,874
CBS Corp.
2.50%, 02/15/2023	150,000	141,484
3.50%, 01/15/2025	300,000	289,032
3.70%, 06/01/2028(a)	54,000	50,712
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	400,000	401,367
Comcast Corp.
5.15%, 03/01/2020	400,000	412,564
Discovery Communications LLC
3.95%, 03/20/2028	400,000	382,234
Lamar Media Corp.
5.00%, 05/01/2023	300,000	306,750
Level 3 Financing, Inc.
5.38%, 01/15/2024	75,000	75,188
Sprint Communications, Inc.
9.00%, 11/15/2018(a)	118,000	119,475
T-Mobile USA, Inc.
4.00%, 04/15/2022	300,000	298,875
VeriSign, Inc.
4.63%, 05/01/2023	300,000	305,760
Verizon Communications, Inc.
3.38%, 02/15/2025	200,000	195,077
4.33%, 09/21/2028(a)	900,000	907,937
Virgin Media Secured Finance PLC
5.25%, 01/15/2021	350,000	359,625
Walt Disney Co.
2.45%, 03/04/2022	100,000	97,667
3.15%, 09/17/2025	67,000	65,896
Warner Media LLC
4.75%, 03/29/2021	200,000	206,334
2.95%, 07/15/2026	400,000	364,282
Total Communications		6,223,199

Consumer Discretionary (8.50%)
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024	400,000	396,416
Amazon.com, Inc.
3.15%, 08/22/2027	400,000	387,110
3.88%, 08/22/2037	300,000	297,772

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
American Honda Finance Corp.
2.60%, 11/16/2022	$200,000	$195,298
Aramark Services, Inc.
5.13%, 01/15/2024	320,000	325,757
Delta Air Lines, Inc.
3.40%, 04/19/2021	300,000	298,361
eBay, Inc.
2.88%, 08/01/2021	200,000	197,555
3.45%, 08/01/2024	200,000	196,205
Ford Motor Credit Co. LLC
3M US L + 1.00%, 01/09/2020(b)	300,000	300,700
4.14%, 02/15/2023	300,000	296,127
4.13%, 08/04/2025	200,000	189,211
General Motors Financial Co., Inc.
3.20%, 07/13/2020	150,000	149,590
4.38%, 09/25/2021	100,000	101,900
3.70%, 05/09/2023	400,000	392,353
GLP Capital LP / GLP Financing II, Inc.
4.88%, 11/01/2020	500,000	513,750
Goodyear Tire & Rubber Co.
5.13%, 11/15/2023	300,000	300,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	300,000	297,000
Home Depot, Inc.
2.70%, 04/01/2023	200,000	196,414
Lennar Corp.
4.50%, 06/15/2019	100,000	100,625
4.50%, 11/15/2019	300,000	303,000
Lowe's Cos., Inc.
2.50%, 04/15/2026	300,000	277,589
3.10%, 05/03/2027	200,000	192,332
Marriott International, Inc.
4.00%, 04/15/2028	250,000	249,612
McDonald's Corp.
3.70%, 01/30/2026	500,000	498,845
3.50%, 03/01/2027	100,000	97,909
Newell Brands, Inc.
4.20%, 04/01/2026	300,000	289,927
PulteGroup, Inc.
4.25%, 03/01/2021	300,000	302,340
Scotts Miracle-Gro Co.
6.00%, 10/15/2023	200,000	204,000
Service Corp. International
5.38%, 01/15/2022	18,000	18,310
5.38%, 05/15/2024	300,000	307,125
Starbucks Corp.
3.85%, 10/01/2023	300,000	305,121
TJX Cos., Inc.
2.75%, 06/15/2021	100,000	99,363
Toyota Motor Credit Corp.
3M US L + 0.39%, 01/11/2023(b)	300,000	299,901
3.20%, 01/11/2027	200,000	195,456
Total Consumer Discretionary		8,772,974

Security Description	Principal Amount	Value
Consumer Staples (3.28%)
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	$500,000	$494,566
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	200,000	199,783
Constellation Brands, Inc.
2.70%, 05/09/2022	100,000	97,059
4.25%, 05/01/2023	300,000	306,179
4.75%, 12/01/2025	100,000	103,711
Dollar Tree, Inc.
4.20%, 05/15/2028	250,000	246,675
General Mills, Inc.
3.65%, 02/15/2024	150,000	149,197
Kellogg Co.
3.25%, 05/14/2021	300,000	300,238
Kraft Heinz Foods Co.
5.38%, 02/10/2020	200,000	206,435
PepsiCo, Inc.
3.10%, 07/17/2022	300,000	300,475
Procter & Gamble Co.
2.45%, 11/03/2026	300,000	279,550
Tyson Foods, Inc.
2.65%, 08/15/2019	200,000	199,602
Walmart, Inc.
3.30%, 04/22/2024	300,000	300,982
3.70%, 06/26/2028	200,000	202,276
Total Consumer Staples		3,386,728

Energy (8.91%)
Andeavor
3.80%, 04/01/2028	400,000	386,471
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	300,000	307,500
BP Capital Markets PLC
3.72%, 11/28/2028	200,000	200,389
Chevron Corp.
2.90%, 03/03/2024	500,000	490,352
3.33%, 11/17/2025	300,000	297,517
Concho Resources, Inc.
3.75%, 10/01/2027	500,000	479,436
ConocoPhillips Co.
4.95%, 03/15/2026	200,000	216,725
Continental Resources, Inc.
4.50%, 04/15/2023	300,000	307,235
3.80%, 06/01/2024	300,000	295,824
4.38%, 01/15/2028	350,000	348,449
DCP Midstream Operating LP
5.35%, 03/15/2020(a)	200,000	205,000
Energy Transfer Equity LP
4.25%, 03/15/2023	35,000	35,186
Enterprise Products Operating LLC
3.35%, 03/15/2023	500,000	496,396

Security Description	Principal Amount	Value
Energy (continued)
Exxon Mobil Corp.
2.22%, 03/01/2021	$200,000	$196,973
3.04%, 03/01/2026	300,000	293,211
4.11%, 03/01/2046	100,000	102,922
Halliburton Co.
3.80%, 11/15/2025	500,000	500,133
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	300,000	302,355
Kinder Morgan, Inc.
3.05%, 12/01/2019	500,000	500,133
Marathon Oil Corp.
4.40%, 07/15/2027	56,000	56,241
MPLX LP
4.50%, 07/15/2023	250,000	257,426
Nabors Industries, Inc.
5.00%, 09/15/2020	300,000	302,593
Newfield Exploration Co.
5.63%, 07/01/2024	300,000	321,375
ONEOK Partners LP
3.38%, 10/01/2022	500,000	494,578
Petroleos Mexicanos
6.88%, 08/04/2026	400,000	415,000
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	100,000	104,358
5.63%, 04/15/2023	400,000	428,391
Shell International Finance BV
2.88%, 05/10/2026	400,000	383,507
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028(a)	175,000	170,406
Williams Cos., Inc.
3.90%, 01/15/2025	300,000	297,388
Total Energy		9,193,470

Financials (26.81%)
Aflac, Inc.
3.63%, 11/15/2024	500,000	501,213
American Express Credit Corp.
2.25%, 05/05/2021	400,000	390,711
American International Group, Inc.
4.13%, 02/15/2024	150,000	152,155
3.90%, 04/01/2026	200,000	196,694
Bank of America Corp.
3M US L + 0.77%, 02/05/2026(b)	1,000,000	986,243
3M US L + 1.37%, 07/21/2028(b)	500,000	479,232
Bank of Montreal
2.35%, 09/11/2022	300,000	289,030
Bank of New York Mellon Corp.
2.45%, 11/27/2020	500,000	493,684
BB&T Corp.
2.63%, 06/29/2020	150,000	149,079
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	300,000	292,224
Boston Properties LP
3.85%, 02/01/2023	500,000	505,517

Security Description	Principal Amount	Value
Financials (continued)
Branch Banking & Trust Co.
2.10%, 01/15/2020	$300,000	$296,645
2.25%, 06/01/2020	300,000	295,934
Capital One Financial Corp.
3.50%, 06/15/2023	600,000	593,862
4.20%, 10/29/2025	150,000	147,919
3.80%, 01/31/2028	72,000	68,714
Capital One NA
2.25%, 09/13/2021	300,000	289,365
Charles Schwab Corp.
2.65%, 01/25/2023	300,000	292,288
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	400,000	393,459
Citigroup, Inc.
2.65%, 10/26/2020	300,000	296,677
2.70%, 03/30/2021	200,000	197,162
3M US L + 1.43%, 09/01/2023(b)	500,000	511,516
4.45%, 09/29/2027	500,000	496,279
Cooperatieve Rabobank UA
4.63%, 12/01/2023	700,000	715,169
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	175,000	173,857
3.45%, 04/16/2021	150,000	149,759
4.55%, 04/17/2026	700,000	711,451
Crown Castle International Corp.
4.88%, 04/15/2022	135,000	139,503
Deutsche Bank AG
4.25%, 10/14/2021	300,000	299,391
3.95%, 02/27/2023	200,000	194,851
Discover Bank
7.00%, 04/15/2020	175,000	184,062
3.20%, 08/09/2021	100,000	99,152
Discover Financial Services
4.10%, 02/09/2027	99,000	96,167
Fidelity National Information Services, Inc.
2.25%, 08/15/2021	200,000	193,745
3.50%, 04/15/2023	152,000	151,350
GE Capital International Funding Co.
2.34%, 11/15/2020	200,000	195,981
Goldman Sachs Group, Inc.
3M US L + 0.75%, 02/23/2023(b)	800,000	802,725
3M US L + 1.60%, 11/29/2023(b)	200,000	208,848
3.50%, 11/16/2026	40,000	38,154
Host Hotels & Resorts LP
4.00%, 06/15/2025	500,000	491,015
HSBC Holdings PLC
3.90%, 05/25/2026	400,000	394,186
Huntington Bancshares, Inc.
3.15%, 03/14/2021	400,000	398,495
4.00%, 05/15/2025	45,000	45,346
Huntington National Bank
3.25%, 05/14/2021	400,000	399,280

Security Description	Principal Amount	Value
Financials (continued)
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	$300,000	$302,742
3.10%, 09/15/2027	200,000	190,902
International Lease Finance Corp.
8.25%, 12/15/2020	500,000	549,304
5.88%, 08/15/2022	250,000	266,673
Iron Mountain, Inc.
6.00%, 08/15/2023	25,000	25,719
iStar, Inc.
4.63%, 09/15/2020	200,000	199,500
JPMorgan Chase & Co.
3.38%, 05/01/2023	400,000	393,925
3M US L + 1.23%, 10/24/2023(b)	500,000	510,026
KeyCorp
5.10%, 03/24/2021	600,000	627,427
Lincoln National Corp.
3.35%, 03/09/2025	400,000	388,490
Lloyds Banking Group PLC
4.50%, 11/04/2024	250,000	248,784
3M US L + 1.205%, 11/07/2028(b)	100,000	92,405
Manufacturers & Traders Trust Co.
3M US L + 0.27%, 01/25/2021(b)	600,000	600,270
MetLife, Inc.
3.60%, 04/10/2024	300,000	302,118
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	700,000	699,112
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	300,000	294,434
3.17%, 09/11/2027	100,000	94,524
Morgan Stanley
5.63%, 09/23/2019	400,000	411,315
3M US L + 1.40%, 10/24/2023(b)	500,000	513,745
5.00%, 11/24/2025	600,000	625,107
National Australia Bank, Ltd.
2.50%, 07/12/2026	300,000	272,875
PNC Financial Services Group, Inc.
3.15%, 05/19/2027	400,000	384,096
Prudential Financial, Inc.
4.50%, 11/16/2021	200,000	207,127
Royal Bank of Canada
2.15%, 10/26/2020	300,000	294,472
Royal Bank of Scotland Group PLC
3M US L + 1.47%, 05/15/2023(b)	500,000	505,549
3M US L + 1.48%, 05/15/2023(b)	400,000	389,291
Simon Property Group LP
4.13%, 12/01/2021	400,000	410,509
3.38%, 10/01/2024	100,000	98,853
3.38%, 12/01/2027	200,000	193,801
Starwood Property Trust, Inc.
5.00%, 12/15/2021	250,000	252,500
SunTrust Bank/Atlanta GA
3.30%, 05/15/2026	400,000	381,795
UBS Group Funding Switzerland AG
3.49%, 05/23/2023(a)	300,000	296,405
4.13%, 09/24/2025(a)	150,000	150,806
4.13%, 04/15/2026(a)	100,000	100,116

Security Description	Principal Amount	Value
Financials (continued)
US Bancorp
2.63%, 01/24/2022	$200,000	$196,310
3.00%, 03/15/2022	400,000	397,400
Visa, Inc.
3.15%, 12/14/2025	300,000	294,209
2.75%, 09/15/2027	150,000	141,381
Wells Fargo & Co.
2.55%, 12/07/2020	200,000	197,610
3M US L + 0.93%, 02/11/2022(b)	200,000	202,209
3.00%, 04/22/2026	200,000	187,889
Westpac Banking Corp.
3.65%, 05/15/2023	300,000	302,750
2.70%, 08/19/2026	100,000	92,522
Total Financials		27,685,086

Health Care (8.46%)
AbbVie, Inc.
2.90%, 11/06/2022	600,000	586,147
Aetna, Inc.
3.50%, 11/15/2024	400,000	392,656
Allergan Funding SCS
3.00%, 03/12/2020	500,000	498,852
3.85%, 06/15/2024	300,000	299,492
Amgen, Inc.
3.63%, 05/22/2024	400,000	402,901
Anthem, Inc.
3.50%, 08/15/2024	100,000	98,389
Becton Dickinson and Co.
2.13%, 06/06/2019	200,000	198,943
3M US L + 0.875%, 12/29/2020(b)	200,000	200,401
Centene Corp.
5.63%, 02/15/2021	37,000	37,833
CVS Health Corp.
2.25%, 08/12/2019	300,000	298,501
3M US L + 0.63%, 03/09/2020(b)	400,000	402,472
4.00%, 12/05/2023	150,000	151,338
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88%, 10/15/2024(a)	200,000	200,750
Express Scripts Holding Co.
4.75%, 11/15/2021	250,000	258,647
3.00%, 07/15/2023	500,000	480,463
Fresenius Medical Care US Finance II, Inc.
4.13%, 10/15/2020(a)	400,000	404,132
Gilead Sciences, Inc.
4.40%, 12/01/2021	200,000	206,882
2.50%, 09/01/2023	200,000	191,769
HCA, Inc.
6.50%, 02/15/2020	600,000	624,300
Johnson & Johnson
2.45%, 03/01/2026	500,000	473,575
Medtronic, Inc.
3.50%, 03/15/2025	600,000	600,221

Security Description	Principal Amount	Value
Health Care (continued)
Merck & Co., Inc.
2.80%, 05/18/2023	$200,000	$197,101
Pfizer, Inc.
3.00%, 12/15/2026	500,000	486,122
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	300,000	294,991
Thermo Fisher Scientific, Inc.
3.65%, 12/15/2025	150,000	149,052
UnitedHealth Group, Inc.
2.88%, 03/15/2023	300,000	294,551
3.75%, 07/15/2025	300,000	303,520
Total Health Care		8,734,001

Industrials (7.22%)
Boeing Co.
3.50%, 03/01/2045	100,000	91,920
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	300,000	298,198
Caterpillar Financial Services Corp.
2.75%, 08/20/2021	50,000	49,597
2.40%, 06/06/2022	300,000	292,130
CNH Industrial Capital LLC
4.88%, 04/01/2021	300,000	307,500
CNH Industrial NV
4.50%, 08/15/2023	400,000	409,272
CSX Corp.
3.40%, 08/01/2024	300,000	298,154
2.60%, 11/01/2026	100,000	91,665
FedEx Corp.
3.40%, 02/15/2028	300,000	289,529
General Dynamics Corp.
3.50%, 05/15/2025	300,000	303,171
2.63%, 11/15/2027	300,000	279,554
General Electric Co.
2.70%, 10/09/2022	200,000	195,155
3M US L + 0.38%, 05/05/2026(b)	400,000	385,947
Honeywell International, Inc.
2.50%, 11/01/2026	300,000	279,463
John Deere Capital Corp.
3M US L + 0.16%, 01/08/2021(b)	200,000	199,979
2.65%, 06/24/2024	400,000	384,884
Lockheed Martin Corp.
3.55%, 01/15/2026	700,000	696,989
3.60%, 03/01/2035	55,000	52,257
Northrop Grumman Corp.
3.50%, 03/15/2021	35,000	35,340
3.25%, 01/15/2028	300,000	285,121
Textron, Inc.
3.65%, 03/01/2021	89,000	89,620
United Parcel Service, Inc.
2.50%, 04/01/2023	400,000	387,803
United Rentals North America, Inc.
4.63%, 07/15/2023	700,000	710,150

Security Description	Principal Amount	Value
Industrials (continued)
United Technologies Corp.
2.80%, 05/04/2024	$400,000	$382,268
4.50%, 06/01/2042	100,000	99,520
4.15%, 05/15/2045	50,000	47,273
WESCO Distribution, Inc.
5.38%, 12/15/2021	200,000	203,250
XPO Logistics, Inc.
6.13%, 09/01/2023(a)	300,000	310,125
Total Industrials		7,455,834

Materials (5.69%)
Ashland LLC
4.75%, 08/15/2022	300,000	303,810
Ball Corp.
4.00%, 11/15/2023	300,000	294,375
Celanese US Holdings LLC
5.88%, 06/15/2021	200,000	211,429
4.63%, 11/15/2022	200,000	205,695
Dow Chemical Co.
4.25%, 11/15/2020	200,000	204,400
3.00%, 11/15/2022	300,000	294,166
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	300,000	290,250
Glencore Funding LLC
3.00%, 10/27/2022(a)	500,000	479,930
Graphic Packaging International LLC
4.75%, 04/15/2021	200,000	203,122
Huntsman International LLC
4.88%, 11/15/2020	300,000	308,025
International Paper Co.
3.00%, 02/15/2027	500,000	463,929
LyondellBasell Industries NV
5.75%, 04/15/2024	300,000	326,257
Nutrien, Ltd.
3.50%, 06/01/2023	300,000	295,940
4.00%, 12/15/2026	100,000	97,509
Sealed Air Corp.
6.50%, 12/01/2020(a)	200,000	211,500
Sherwin-Williams Co.
3.45%, 08/01/2025	300,000	289,612
3.45%, 06/01/2027	200,000	191,012
Steel Dynamics, Inc.
5.50%, 10/01/2024	250,000	256,875
USG Corp.
4.88%, 06/01/2027(a)	500,000	507,354
Vale Overseas, Ltd.
6.25%, 08/10/2026	400,000	440,552
Total Materials		5,875,742

Technology (6.28%)
Apple, Inc.
2.40%, 05/03/2023	500,000	484,239
3.45%, 05/06/2024	300,000	302,595
3.20%, 05/11/2027	400,000	389,726

Security Description	Principal Amount	Value
Technology (continued)
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, 01/15/2022	$200,000	$195,233
3.63%, 01/15/2024	300,000	290,833
Cisco Systems, Inc.
4.95%, 02/15/2019	200,000	202,182
2.20%, 09/20/2023	200,000	191,528
Corning, Inc.
2.90%, 05/15/2022	100,000	98,587
Dell International LLC / EMC Corp.
5.88%, 06/15/2021(a)	50,000	51,571
4.42%, 06/15/2021(a)	300,000	305,348
Flex, Ltd.
5.00%, 02/15/2023	700,000	725,799
IBM Credit LLC
3M US L + 0.16%, 02/05/2021(b)	750,000	752,754
Intel Corp.
2.60%, 05/19/2026	300,000	281,551
Microsoft Corp.
3.45%, 08/08/2036	250,000	239,351
4.10%, 02/06/2037	300,000	313,418
3.70%, 08/08/2046	200,000	193,753
Moody's Corp.
4.50%, 09/01/2022	72,000	74,548
Oracle Corp.
3.40%, 07/08/2024	300,000	299,304
QUALCOMM, Inc.
2.60%, 01/30/2023	400,000	384,971
S&P Global, Inc.
4.00%, 06/15/2025	600,000	607,288
Xerox Corp.
3.50%, 08/20/2020	100,000	99,794
Total Technology		6,484,373

Utilities (3.96%)
AES Corp.
4.50%, 03/15/2023	300,000	301,125
Alabama Power Co.
3.55%, 12/01/2023	150,000	151,108
Calpine Corp.
5.25%, 06/01/2026(a)	100,000	94,783
CMS Energy Corp.
3.60%, 11/15/2025	150,000	147,364
Consumers Energy Co.
3.38%, 08/15/2023	200,000	200,669
3.13%, 08/31/2024	200,000	195,719
Dominion Energy, Inc.
5.20%, 08/15/2019	150,000	153,323
3.63%, 12/01/2024	400,000	393,831
4.25%, 06/01/2028	250,000	252,794
Duke Energy Carolinas LLC
2.95%, 12/01/2026	200,000	192,032
6.10%, 06/01/2037	70,000	86,289
Duke Energy Corp.
1.80%, 09/01/2021	600,000	575,394

Security Description	Principal Amount	Value
Utilities (continued)
Exelon Corp.
3.50%, 06/01/2022	$200,000	$197,809
3.40%, 04/15/2026	175,000	168,985
Exelon Generation Co. LLC
4.25%, 06/15/2022	100,000	102,189
Pacific Gas & Electric Co.
3.50%, 10/01/2020	100,000	100,054
3.75%, 02/15/2024	300,000	294,506
Southern Co.
2.95%, 07/01/2023	500,000	482,745
Total Utilities		4,090,719

TOTAL CORPORATE BONDS
(Cost $88,030,021)		87,902,126

GOVERNMENT BONDS (8.80%)
United States Treasury Bond
2.75%, 02/15/2028	2,000,000	1,982,422
3.88%, 08/15/2040	402,300	460,767
2.75%, 11/15/2047	1,900,000	1,804,295
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040(c)	555,853	691,983
United States Treasury Strip Principal
0.00%, 02/15/2038(d)	5,000,000	2,856,154
0.00%, 11/15/2046(d)	3,000,000	1,290,745

TOTAL GOVERNMENT BONDS
(Cost $8,984,700)		9,086,366

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.26%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $5,426,316)	1.851%	5,426,316	5,426,316

TOTAL SHORT TERM INVESTMENTS
(Cost $5,426,316)			5,426,316

TOTAL INVESTMENTS (99.20%)
(Cost $102,441,037)			$102,414,808

NET OTHER ASSETS AND LIABILITIES (0.80%)			823,960

NET ASSETS (100.00%)			$103,238,768

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LIBOR Rate:

3M US L - 3 Month LIBOR as of August 31, 2018 was 2.32%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,148,224, representing 4.99% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of August 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Principal amount of security is adjusted for inflation.
(d)	Zero coupon bond.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC UNCONSTRAINED INCOME ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CONVERTIBLE CORPORATE BOND (0.27%)
Energy (0.27%)
Weatherford International, Ltd.
5.88%, 07/01/2021	$150,000	$140,772

TOTAL CONVERTIBLE CORPORATE BOND
(Cost $148,576)		140,772

Security Description	Principal Amount	Value
CORPORATE BONDS (97.41%)
Communications (19.62%)
Altice Financing SA
6.63%, 02/15/2023(a)	400,000	403,496
Altice France SA
7.38%, 05/01/2026(a)	450,000	443,813
Altice US Finance I Corp.
5.38%, 07/15/2023(a)	400,000	403,500
Cablevision Systems Corp.
5.88%, 09/15/2022	675,000	688,499
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	400,000	382,500
CenturyLink, Inc.
6.45%, 06/15/2021	300,000	313,500
6.75%, 12/01/2023	150,000	156,750
7.50%, 04/01/2024	160,000	171,600
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.13%, 12/15/2021(a)	200,000	201,000
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	400,000	411,000
CSC Holdings LLC
10.13%, 01/15/2023(a)	250,000	274,375
DISH DBS Corp.
5.88%, 07/15/2022	400,000	385,500
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	100,000	108,000
6.63%, 08/01/2026	200,000	192,000
Lamar Media Corp.
5.75%, 02/01/2026	350,000	364,875
Level 3 Financing, Inc.
5.38%, 01/15/2024	360,000	360,900
Netflix, Inc.
5.50%, 02/15/2022	330,000	341,963
4.38%, 11/15/2026	100,000	94,719

Security Description	Principal Amount	Value
Communications (continued)
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 02/15/2022	$450,000	$453,933
Sinclair Television Group, Inc.
5.13%, 02/15/2027(a)	250,000	232,500
Sirius XM Radio, Inc.
4.63%, 05/15/2023(a)	200,000	199,800
Sprint Communications, Inc.
6.00%, 11/15/2022	310,000	314,554
Sprint Corp.
7.88%, 09/15/2023	200,000	215,750
7.13%, 06/15/2024	300,000	312,000
T-Mobile USA, Inc.
6.50%, 01/15/2024	350,000	363,125
Unitymedia GmbH
6.13%, 01/15/2025(a)	450,000	472,500
Univision Communications, Inc.
5.13%, 05/15/2023(a)	260,000	247,650
VeriSign, Inc.
4.75%, 07/15/2027	100,000	96,750
Viacom, Inc.
5.88%, 02/28/2057	410,000	402,603
Virgin Media Finance PLC
6.38%, 04/15/2023(a)	300,000	310,500
6.00%, 10/15/2024(a)	260,000	257,725
Zayo Group LLC / Zayo Capital, Inc.
6.38%, 05/15/2025	87,000	91,241
5.75%, 01/15/2027(a)	400,000	402,000
Ziggo BV
5.50%, 01/15/2027(a)	350,000	330,533
Total Communications		10,401,154

Consumer Discretionary (10.09%)
ADT Corp.
6.25%, 10/15/2021	100,000	106,000
American Axle & Manufacturing, Inc.
6.25%, 04/01/2025	350,000	349,563
Aramark Services, Inc.
5.13%, 01/15/2024	350,000	356,297
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	350,000	349,563
Boyd Gaming Corp.
6.38%, 04/01/2026	450,000	461,813
Dana, Inc.
5.50%, 12/15/2024	350,000	348,688
International Game Technology PLC
6.25%, 02/15/2022(a)	350,000	362,950
KB Home
7.50%, 09/15/2022	477,000	509,197
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/2024(a)	250,000	250,000
LKQ Corp.
4.75%, 05/15/2023	350,000	352,625

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Mattamy Group Corp.
6.88%, 12/15/2023(a)	$300,000	$306,750
MGM Resorts International
6.63%, 12/15/2021	500,000	529,999
Scientific Games International, Inc.
10.00%, 12/01/2022	200,000	212,270
ServiceMaster Co. LLC
5.13%, 11/15/2024(a)	475,000	467,874
Six Flags Entertainment Corp.
5.50%, 04/15/2027(a)	150,000	149,250
Toll Brothers Finance Corp.
4.88%, 03/15/2027	250,000	240,000
Total Consumer Discretionary		5,352,839

Consumer Staples (2.74%)
B&G Foods, Inc.
5.25%, 04/01/2025	300,000	292,125
JBS Investments GmbH
7.25%, 04/03/2024(a)	200,000	199,202
Post Holdings, Inc.
5.50%, 03/01/2025(a)	150,000	150,000
Spectrum Brands, Inc.
5.75%, 07/15/2025	450,000	456,750
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	350,000	355,688
Total Consumer Staples		1,453,765

Energy (19.86%)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00%, 04/01/2022(a)	200,000	222,000
Bruin E&P Partners LLC
8.88%, 08/01/2023(a)	200,000	207,500
Callon Petroleum Co.
6.38%, 07/01/2026(a)	500,000	514,375
Carrizo Oil & Gas, Inc.
8.25%, 07/15/2025	16,000	17,240
Chesapeake Energy Corp.
8.00%, 01/15/2025	200,000	204,750
Citgo Holding, Inc.
10.75%, 02/15/2020(a)	200,000	214,500
CNX Resources Corp.
5.88%, 04/15/2022	500,000	501,225
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(a)	150,000	146,250
Denbury Resources, Inc.
9.25%, 03/31/2022(a)	250,000	267,813
Diamond Offshore Drilling, Inc.
7.88%, 08/15/2025	200,000	204,500
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 01/30/2026(a)	300,000	300,750

Security Description	Principal Amount	Value
Energy (continued)
Ensco PLC
4.50%, 10/01/2024	$200,000	$166,750
7.75%, 02/01/2026	250,000	239,688
Genesis Energy LP / Genesis Energy Finance Corp.
6.25%, 05/15/2026	350,000	330,750
Gulfport Energy Corp.
6.00%, 10/15/2024	600,000	595,499
Murphy Oil Corp.
5.75%, 08/15/2025	300,000	301,426
Nabors Industries, Inc.
5.75%, 02/01/2025(a)	550,000	530,524
Oasis Petroleum, Inc.
6.25%, 05/01/2026(a)	500,000	509,375
Parkland Fuel Corp.
6.00%, 04/01/2026(a)	250,000	250,625
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025(a)	500,000	506,200
Peabody Energy Corp.
6.00%, 03/31/2022(a)	200,000	201,500
Range Resources Corp.
5.00%, 08/15/2022	310,000	306,900
5.00%, 03/15/2023	35,000	34,416
Rowan Cos., Inc.
4.88%, 06/01/2022	150,000	140,250
Sanchez Energy Corp.
7.25%, 02/15/2023(a)	200,000	195,500
SESI LLC
7.13%, 12/15/2021	350,000	355,687
7.75%, 09/15/2024	296,000	307,100
SM Energy Co.
6.13%, 11/15/2022	343,000	354,576
Sunoco LP / Sunoco Finance Corp.
5.50%, 02/15/2026(a)	250,000	240,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 04/15/2026(a)	300,000	307,875
Transocean, Inc.
9.00%, 07/15/2023(a)	500,000	540,624
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026(a)	500,000	519,375
Whiting Petroleum Corp.
6.63%, 01/15/2026	300,000	313,125
WPX Energy, Inc.
6.00%, 01/15/2022	69,000	71,588
5.75%, 06/01/2026	400,000	405,000
Total Energy		10,525,256

Financials (10.98%)
Aircastle, Ltd.
5.00%, 04/01/2023	125,000	130,113
4.13%, 05/01/2024	240,000	238,896

Security Description	Principal Amount	Value
Financials (continued)
Ally Financial, Inc.
5.75%, 11/20/2025	$350,000	$364,000
CIT Group, Inc.
5.00%, 08/15/2022	236,000	241,310
5.25%, 03/07/2025	325,000	331,296
Equinix, Inc.
5.75%, 01/01/2025	400,000	414,000
First Data Corp.
5.38%, 08/15/2023(a)	350,000	357,053
Genworth Holdings, Inc.
7.70%, 06/15/2020	325,000	339,625
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.88%, 02/01/2022	350,000	357,277
Iron Mountain, Inc.
5.75%, 08/15/2024	400,000	397,500
iStar, Inc.
5.25%, 09/15/2022	500,000	496,250
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
7.38%, 04/01/2020(a)	274,000	280,165
Jefferies Financial Group, Inc.
5.50%, 10/18/2023	350,000	364,282
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024	500,000	516,250
Navient Corp.
6.50%, 06/15/2022	250,000	258,825
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	350,000	357,875
Springleaf Finance Corp.
5.63%, 03/15/2023	380,000	380,000
Total Financials		5,824,717

Health Care (10.41%)
Avantor, Inc.
6.00%, 10/01/2024(a)	450,000	457,875
Bausch Health Cos., Inc.
5.50%, 03/01/2023(a)	600,000	568,577
6.13%, 04/15/2025(a)	200,000	186,750
Centene Corp.
6.13%, 02/15/2024	250,000	263,437
5.38%, 06/01/2026(a)	250,000	258,708
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021	350,000	339,500
DaVita, Inc.
5.00%, 05/01/2025	350,000	333,375
Encompass Health Corp.
5.75%, 11/01/2024	250,000	254,063
Envision Healthcare Corp.
6.25%, 12/01/2024(a)	350,000	375,375
HCA, Inc.
5.88%, 05/01/2023	250,000	263,125

Security Description	Principal Amount	Value
Health Care (continued)
Kinetic Concepts, Inc. / KCI USA, Inc.
7.88%, 02/15/2021(a)	$532,000	$550,620
LifePoint Health, Inc.
5.38%, 05/01/2024	250,000	260,625
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.63%, 10/15/2023(a)	350,000	313,688
Tenet Healthcare Corp.
4.38%, 10/01/2021	200,000	200,500
8.13%, 04/01/2022	400,000	424,000
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	450,000	470,337
Total Health Care		5,520,555

Industrials (4.91%)
Bombardier, Inc.
7.75%, 03/15/2020(a)	225,000	237,094
6.13%, 01/15/2023(a)	250,000	253,124
Energizer Gamma Acquisition, Inc.
6.38%, 07/15/2026(a)	250,000	259,063
Novelis Corp.
6.25%, 08/15/2024(a)	150,000	152,250
Terex Corp.
5.63%, 02/01/2025(a)	250,000	248,438
TransDigm, Inc.
6.00%, 07/15/2022	350,000	354,375
United Rentals North America, Inc.
5.75%, 11/15/2024	200,000	207,190
5.88%, 09/15/2026	250,000	258,437
WESCO Distribution, Inc.
5.38%, 06/15/2024	250,000	249,063
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	369,000	382,549
Total Industrials		2,601,583

Materials (10.36%)
AK Steel Corp.
7.63%, 10/01/2021	100,000	102,500
7.50%, 07/15/2023	300,000	315,000
Allegheny Technologies, Inc.
5.95%, 01/15/2021	121,000	123,420
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
7.25%, 05/15/2024(a)	200,000	211,000
BWAY Holding Co.
5.50%, 04/15/2024(a)	200,000	199,250
Cascades, Inc.
5.50%, 07/15/2022(a)	399,000	400,995
Chemours Co.
7.00%, 05/15/2025	250,000	268,125
FMG Resources August 2006 Pty, Ltd.
5.13%, 03/15/2023(a)	350,000	343,000
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	300,000	289,125

Security Description	Principal Amount	Value
Materials (continued)
Koppers, Inc.
6.00%, 02/15/2025(a)	$520,000	$523,900
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	300,000	285,750
OCI NV
6.63%, 04/15/2023(a)	525,000	545,344
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	200,000	201,250
Rayonier AM Products, Inc.
5.50%, 06/01/2024(a)	500,000	478,915
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023(a)	340,000	339,150
Silgan Holdings, Inc.
4.75%, 03/15/2025	150,000	144,375
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025(a)	400,000	418,000
United States Steel Corp.
6.88%, 08/15/2025	300,000	306,000
Total Materials		5,495,099

Technology (3.74%)
Anixter, Inc.
5.50%, 03/01/2023	250,000	262,188
CommScope Technologies LLC
6.00%, 06/15/2025(a)	300,000	312,000
5.00%, 03/15/2027(a)	100,000	97,500
Dell International LLC / EMC Corp.
5.88%, 06/15/2021(a)	150,000	154,712
7.13%, 06/15/2024(a)	100,000	106,925
6.02%, 06/15/2026(a)	100,000	106,174
j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc.
6.00%, 07/15/2025(a)	427,000	441,411
NCR Corp.
5.00%, 07/15/2022	514,000	503,720
Total Technology		1,984,630

Utilities (4.70%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027	350,000	347,375
Calpine Corp.
5.38%, 01/15/2023	450,000	429,188
Cemig Geracao e Transmissao SA
9.25%, 12/05/2024(a)	200,000	200,250
NGL Energy Partners LP / NGL Energy Finance Corp.
6.13%, 03/01/2025	560,000	530,600
NRG Energy, Inc.
6.63%, 01/15/2027	400,000	420,500

Security Description	Principal Amount	Value
Utilities (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/2024	$150,000	$147,750
Vistra Energy Corp.
7.38%, 11/01/2022	400,000	417,500
Total Utilities		2,493,163

TOTAL CORPORATE BONDS
(Cost $51,617,992)		51,652,761

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.83%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $442,110)	1.851%	442,110	442,110

TOTAL SHORT TERM INVESTMENTS
(Cost $442,110)			442,110

TOTAL INVESTMENTS (98.51%)
(Cost $52,208,678)			$52,235,643

NET OTHER ASSETS AND LIABILITIES (1.49%)			791,238

NET ASSETS (100.00%)			$53,026,881

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $23,083,122, representing 43.53% of net assets.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC US DIVIDEND ADVANTAGE ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.75%)
Consumer Discretionary (15.95%)
Amazon.com, Inc.(a)	2,596	$5,224,995
Bed Bath & Beyond, Inc.	33,341	598,138
Dana, Inc.	46,635	912,647
Dick's Sporting Goods, Inc.	19,466	728,807
Ford Motor Co.	89,086	844,535
H&R Block, Inc.	50,851	1,376,028
John Wiley & Sons, Inc., Class A	10,411	672,030
Macy's, Inc.	26,682	975,227
Meredith Corp.	17,371	897,212
Modine Manufacturing Co.(a)	43,505	733,059
Netflix, Inc.(a)	7,903	2,905,775
NVR, Inc.(a)	263	701,802
Office Depot, Inc.	383,393	1,284,367
Target Corp.	17,305	1,514,188
Thor Industries, Inc.	10,365	989,236
TripAdvisor, Inc.(a)	28,841	1,566,355
Wyndham Destinations, Inc.	15,556	687,575
Total Consumer Discretionary		22,611,976

Consumer Staples (4.77%)
British American Tobacco PLC, Sponsored ADR	19,811	958,456
Edgewell Personal Care Co.(a)	17,420	983,707
Philip Morris International, Inc.	10,733	835,993
TreeHouse Foods, Inc.(a)	16,717	870,956
Unilever NV	15,759	905,827
Walgreens Boots Alliance, Inc.	10,204	699,586
Walmart, Inc.	15,701	1,505,099
Total Consumer Staples		6,759,624

Energy (5.27%)
Archrock, Inc.	65,975	834,584
Chevron Corp.	11,340	1,343,336
Exxon Mobil Corp.	19,604	1,571,652
Occidental Petroleum Corp.	12,906	1,030,802
ONEOK, Inc.	16,501	1,087,581
Phillips 66	5,684	673,611
Williams Cos., Inc.	31,618	935,577
Total Energy		7,477,143

Financials (18.32%)
Ameriprise Financial, Inc.	7,187	1,020,267
Bank of America Corp.	70,296	2,174,255
CME Group, Inc.	2,075	362,565
Cullen/Frost Bankers, Inc.	6,266	694,837
Discover Financial Services	13,741	1,073,447
Everest Re Group, Ltd.	5,357	1,194,718
Fifth Third Bancorp	27,779	817,536

Security Description	Shares	Value
Financials (continued)
Goldman Sachs Group, Inc.	6,052	$1,439,226
JPMorgan Chase & Co.	20,310	2,327,120
Legg Mason, Inc.	24,652	769,142
M&T Bank Corp.	898	159,081
MetLife, Inc.	23,316	1,069,971
Navient Corp.	104,820	1,429,745
New York Community Bancorp, Inc.	48,043	517,423
Old Republic International Corp.	42,815	949,637
Principal Financial Group, Inc.	19,133	1,055,950
Prudential Financial, Inc.	14,052	1,380,609
Regions Financial Corp.	58,006	1,128,797
SunTrust Banks, Inc.	15,675	1,153,053
Synchrony Financial	41,952	1,328,620
T Rowe Price Group, Inc.	21,102	2,445,510
Wells Fargo & Co.	25,332	1,481,415
Total Financials		25,972,924

Health Care (12.02%)
AbbVie, Inc.	17,539	1,683,393
Amgen, Inc.	10,699	2,137,767
Biogen, Inc.(a)	3,420	1,208,936
Cardinal Health, Inc.	11,001	574,142
CVS Health Corp.	10,209	768,125
Edwards Lifesciences Corp.(a)	6,980	1,006,795
Eli Lilly & Co.	19,786	2,090,391
Gilead Sciences, Inc.	24,132	1,827,516
Owens & Minor, Inc.	52,024	883,368
Pfizer, Inc.	89,133	3,700,803
Quest Diagnostics, Inc.	10,493	1,154,020
Total Health Care		17,035,256

Industrials (6.51%)
AO Smith Corp.	10,143	589,105
Boeing Co.	3,050	1,045,510
Cummins, Inc.	10,678	1,514,141
Delta Air Lines, Inc.	20,804	1,216,618
Eaton Corp. PLC	2,603	216,413
Lennox International, Inc.	4,668	1,040,077
Matson, Inc.	34,192	1,277,413
Pitney Bowes, Inc.	59,980	435,455
Ryder System, Inc.	13,315	1,023,125
WW Grainger, Inc.	2,447	866,409
Total Industrials		9,224,266

Information Technology (20.22%)
Accenture PLC, Class A	10,143	1,714,877
Apple, Inc.	22,231	5,060,443
Broadcom, Inc.	6,672	1,461,368
Cadence Design Systems, Inc.(a)	22,904	1,077,404
CommVault Systems, Inc.(a)	18,282	1,273,341
CSG Systems International, Inc.	20,251	756,375
Cypress Semiconductor Corp.	64,873	1,116,464
Facebook, Inc., Class A(a)	13,577	2,385,886
InterDigital, Inc.	10,891	899,597
International Business Machines Corp.	4,313	631,768

Security Description	Shares	Value
Information Technology (continued)
Intuit, Inc.	7,643	$1,677,409
j2 Global, Inc.	11,309	933,784
Juniper Networks, Inc.	25,878	735,712
Lam Research Corp.	3,706	641,472
Manhattan Associates, Inc.(a)	25,768	1,494,286
Micron Technology, Inc.(a)	20,322	1,067,311
National Instruments Corp.	29,332	1,400,603
Red Hat, Inc.(a)	8,896	1,314,206
Texas Instruments, Inc.	18,928	2,127,507
Western Digital Corp.	14,157	895,289
Total Information Technology		28,665,102

Materials (3.66%)
CF Industries Holdings, Inc.	22,131	1,149,705
Freeport-McMoRan, Inc.	40,123	563,728
LyondellBasell Industries NV, Class A	10,141	1,143,702
RPM International, Inc.	19,893	1,342,778
WestRock Co.	18,000	991,440
Total Materials		5,191,353

Real Estate (4.58%)
CoreCivic, Inc.	48,347	1,251,704
DDR Corp.	46,387	648,954
Hospitality Properties Trust	26,314	762,843
Macerich Co.	11,932	700,886
RMR Group, Inc., Class A	8,278	781,857
Tanger Factory Outlet Centers, Inc.(b)	30,730	739,364
Uniti Group, Inc.	38,806	807,941
Washington Prime Group, Inc.	103,710	802,715
Total Real Estate		6,496,264

Telecommunication Services (1.84%)
AT&T, Inc.	35,336	1,128,632
CenturyLink, Inc.	48,401	1,033,845
Verizon Communications, Inc.	8,138	442,463
Total Telecommunication Services		2,604,940

Utilities (6.61%)
AES Corp.	58,122	782,322
Aqua America, Inc.	28,470	1,058,515
Black Hills Corp.	16,358	962,668
Dominion Energy, Inc.	13,947	987,029
Duke Energy Corp.	11,919	968,300
FirstEnergy Corp.	27,733	1,036,660
NRG Energy, Inc.	33,304	1,178,628
PPL Corp.	32,122	955,308
SCANA Corp.	17,858	684,676
Southern Co.	17,241	754,811
Total Utilities		9,368,917

TOTAL COMMON STOCKS
(Cost $131,577,918)		141,407,765

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.03%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $44,550)	1.851%	44,550	$44,550

TOTAL SHORT TERM INVESTMENTS
(Cost $44,550)			44,550

TOTAL INVESTMENTS (99.78%)
(Cost $131,622,468)			$141,452,315

NET OTHER ASSETS AND LIABILITIES (0.22%)			315,926

NET ASSETS (100.00%)			$141,768,241

(a)	Non income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $494,962.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC US FLEX-CAP ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.82%)
Consumer Discretionary (14.35%)
Amazon.com, Inc.(a)	2,617	$5,267,262
Comcast Corp., Class A	47,168	1,744,744
Deckers Outdoor Corp.(a)	7,028	856,292
Fossil Group, Inc.(a)	28,624	648,906
Home Depot, Inc.	10,231	2,054,078
Lowe's Cos., Inc.	11,744	1,277,160
Macy's, Inc.	22,352	816,966
McDonald's Corp.	9,760	1,583,365
Michael Kors Holdings, Ltd.(a)	13,615	988,721
Netflix, Inc.(a)	4,162	1,530,284
Office Depot, Inc.	331,874	1,111,778
Signet Jewelers, Ltd.	19,567	1,256,201
Tailored Brands, Inc.	31,020	730,211
TJX Cos., Inc.	11,796	1,297,206
Vista Outdoor, Inc.(a)	48,190	890,069
Wyndham Destinations, Inc.	18,653	824,463
Total Consumer Discretionary		22,877,706

Consumer Staples (5.44%)
British American Tobacco PLC, Sponsored ADR	13,819	668,563
Coca-Cola Co.	36,852	1,642,494
Coca-Cola European Partners PLC	18,076	770,761
Conagra Brands, Inc.	21,975	807,581
Kroger Co.	30,947	974,831
PepsiCo, Inc.	6,922	775,333
Unilever NV	26,433	1,519,369
Walmart, Inc.	15,683	1,503,372
Total Consumer Staples		8,662,304

Energy (5.36%)
Chevron Corp.	3,229	382,507
Cloud Peak Energy, Inc.(a)	170,765	403,005
Ensco PLC, Class A	143,871	984,078
Exxon Mobil Corp.	8,320	667,014
ION Geophysical Corp.(a)	24,183	434,085
National Oilwell Varco, Inc.	22,944	1,079,974
Noble Corp. PLC(a)	130,065	793,397
Oceaneering International, Inc.	30,919	874,080
Oil States International, Inc.(a)	30,175	1,021,424
Transocean, Ltd.(a)	157,540	1,907,809
Total Energy		8,547,373

Financials (17.62%)
American Equity Investment Life Holding Co.	25,286	937,858
Bank of America Corp.	24,339	752,805
BB&T Corp.	17,413	899,556
Brighthouse Financial, Inc.(a)	19,143	794,626
Capital One Financial Corp.	10,894	1,079,486

Security Description	Shares	Value
Financials (continued)
Capstead Mortgage Corp.	106,546	$894,986
CME Group, Inc.	6,422	1,122,116
Comerica, Inc.	8,723	850,318
Community Bank System, Inc.	13,123	867,824
Cullen/Frost Bankers, Inc.	7,755	859,952
E*TRADE Financial Corp.(a)	14,170	834,046
Enova International, Inc.(a)	20,863	692,652
Everest Re Group, Ltd.	3,640	811,793
Fifth Third Bancorp	30,095	885,696
Genworth Financial, Inc., Class A(a)	171,977	799,693
Janus Henderson Group PLC	26,793	756,902
JPMorgan Chase & Co.	19,428	2,226,061
Maiden Holdings, Ltd.	97,185	369,303
MetLife, Inc.	23,221	1,065,612
Navient Corp.	59,441	810,775
Northern Trust Corp.	6,755	725,892
Principal Financial Group, Inc.	15,799	871,947
Prudential Financial, Inc.	10,377	1,019,540
Regions Financial Corp.	49,667	966,520
SunTrust Banks, Inc.	13,815	1,016,231
Synchrony Financial	26,472	838,368
TCF Financial Corp.	30,330	768,866
UMB Financial Corp.	10,455	786,634
Walker & Dunlop, Inc.	13,577	739,947
Wells Fargo & Co.	8,184	478,600
Westwood Holdings Group, Inc.	12,683	729,653
Zions Bancorporation	15,600	831,324
Total Financials		28,085,582

Health Care (11.28%)
Abbott Laboratories	21,173	1,415,203
Allergan PLC	6,335	1,214,483
Amgen, Inc.	7,504	1,499,374
Biogen, Inc.(a)	3,635	1,284,936
Cigna Corp.	4,669	879,359
Eli Lilly & Co.	14,174	1,497,483
Endo International PLC(a)	78,782	1,351,111
Gilead Sciences, Inc.	18,390	1,392,675
HCA Healthcare, Inc.	7,552	1,012,799
Humana, Inc.	4,085	1,361,367
Johnson & Johnson	19,938	2,685,450
Medtronic PLC	16,111	1,553,262
Teleflex, Inc.	3,366	832,849
Total Health Care		17,980,351

Industrials (12.35%)
AECOM(a)	22,514	757,371
ArcBest Corp.	22,468	1,080,711
Arconic, Inc.	50,712	1,134,935
Boeing Co.	5,357	1,836,326
Caterpillar, Inc.	7,911	1,098,442
CSX Corp.	16,621	1,232,613
Cummins, Inc.	6,612	937,582
Esterline Technologies Corp.(a)	10,734	922,587
Genesee & Wyoming, Inc., Class A(a)	10,132	890,501
Honeywell International, Inc.	8,900	1,415,634
Lockheed Martin Corp.	3,856	1,235,501
Marten Transport, Ltd.	34,395	758,410

Security Description	Shares	Value
Industrials (continued)
Norfolk Southern Corp.	6,431	$1,117,965
Old Dominion Freight Line, Inc.	6,218	947,623
Saia, Inc.(a)	10,786	854,791
SkyWest, Inc.	15,029	981,394
Union Pacific Corp.	9,521	1,434,053
United Rentals, Inc.(a)	6,674	1,040,276
Total Industrials		19,676,715

Information Technology (23.74%)
Adobe Systems, Inc.(a)	6,728	1,772,895
Alphabet, Inc., Class A(a)	2,417	2,977,261
Alphabet, Inc., Class C(a)	2,286	2,784,782
Apple, Inc.	30,424	6,925,415
Broadridge Financial Solutions, Inc.	7,949	1,074,228
CACI International, Inc.(a)	5,361	1,045,395
Cisco Systems, Inc.	9,587	457,971
ExlService Holdings, Inc.(a)	12,836	822,531
Facebook, Inc., Class A(a)	16,434	2,887,947
HP, Inc.	42,431	1,045,924
Mastercard, Inc., Class A	9,079	1,957,069
Microchip Technology, Inc.	9,535	820,296
Micron Technology, Inc.(a)	20,655	1,084,801
Microsoft Corp.	50,485	5,670,980
NCR Corp.(a)	24,551	697,494
Oracle Corp.	13,324	647,280
PayPal Holdings, Inc.(a)	18,392	1,698,133
Skyworks Solutions, Inc.	8,381	765,185
Total System Services, Inc.	9,898	961,492
Virtusa Corp.(a)	17,459	1,017,161
Western Digital Corp.	11,445	723,782
Total Information Technology		37,838,022

Materials (5.43%)
Air Products & Chemicals, Inc.	5,987	995,578
Ingevity Corp.(a)	10,798	1,090,707
Koppers Holdings, Inc.(a)	23,478	832,295
Kraton Corp.(a)	14,369	675,774
Olin Corp.	28,393	872,517
Packaging Corp. of America	7,311	803,625
PPG Industries, Inc.	8,821	975,073
Schweitzer-Mauduit International, Inc.	18,192	740,232
SunCoke Energy, Inc.(a)	76,470	853,405
WestRock Co.	14,848	817,828
Total Materials		8,657,034

Real Estate (1.42%)
CBL & Associates Properties, Inc.(b)	177,213	790,370
Pennsylvania Real Estate Investment Trust	72,063	735,043
Washington Prime Group, Inc.	94,623	732,382
Total Real Estate		2,257,795

Telecommunication Services (0.58%)
Iridium Communications, Inc.(a)	45,511	921,598
Total Telecommunication Services		921,598

Security Description	Shares	Value
Utilities (2.25%)
Avangrid, Inc.	16,671	$822,547
Exelon Corp.	24,160	1,056,034
PG&E Corp.	20,069	926,786
SCANA Corp.	20,536	787,350
Total Utilities		3,592,717

TOTAL COMMON STOCKS
(Cost $144,705,262)		159,097,197

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.07%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $58,917)	1.851%	58,917	58,917

Investments Purchased with Collateral from Securities Loaned (0.03%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.92%
(Cost $47,377)		47,377	47,377

TOTAL SHORT TERM INVESTMENTS
(Cost $106,294)			106,294

TOTAL INVESTMENTS (99.89%)
(Cost $144,811,556)			$159,203,491

NET OTHER ASSETS AND LIABILITIES (0.11%)			172,826

NET ASSETS (100.00%)			$159,376,317

(a)	Non income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $592,774.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT STRATEGIC INCOME FUND	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (95.91%)
Communications (13.26%)
Cablevision Systems Corp.
8.00%, 04/15/2020	$1,750,000	$1,846,250
CenturyLink, Inc.
5.63%, 04/01/2020	3,540,000	3,628,500
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	2,000,000	2,006,834
DISH DBS Corp.
7.88%, 09/01/2019	3,000,000	3,108,750
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	300,000	308,295
7.63%, 06/15/2021	1,500,000	1,620,000
Lamar Media Corp.
5.00%, 05/01/2023	3,267,000	3,340,508
Level 3 Financing, Inc.
5.38%, 08/15/2022	1,000,000	1,012,500
Netflix, Inc.
5.38%, 02/01/2021	1,000,000	1,033,750
Sinclair Television Group, Inc.
5.38%, 04/01/2021	1,000,000	1,006,250
Sprint Communications, Inc.
9.00%, 11/15/2018(a)	1,113,000	1,126,913
7.00%, 08/15/2020	3,050,000	3,202,499
T-Mobile USA, Inc.
6.50%, 01/15/2024	2,958,000	3,068,925
VeriSign, Inc.
5.25%, 04/01/2025	650,000	662,220
Virgin Media Secured Finance PLC
5.25%, 01/15/2021	1,500,000	1,541,250
Total Communications		28,513,444

Consumer Discretionary (11.44%)
ADT Corp.
6.25%, 10/15/2021	2,000,000	2,120,000
Allegiant Travel Co.
5.50%, 07/15/2019	1,000,000	1,015,000
American Airlines Group, Inc.
5.50%, 10/01/2019(a)	1,000,000	1,017,500
Aramark Services, Inc.
5.13%, 01/15/2024	2,388,000	2,430,960
DR Horton, Inc.
4.38%, 09/15/2022	2,640,000	2,694,866
GLP Capital LP / GLP Financing II, Inc.
4.88%, 11/01/2020	1,750,000	1,798,125
Goodyear Tire & Rubber Co.
5.13%, 11/15/2023	1,391,000	1,391,000

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Hanesbrands, Inc.
4.63%, 05/15/2024(a)	$944,000	$925,120
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	186,000	184,140
International Game Technology PLC
6.25%, 02/15/2022(a)	2,477,000	2,568,649
KB Home
4.75%, 05/15/2019	1,700,000	1,712,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/2024(a)	1,288,000	1,288,000
Lennar Corp.
4.50%, 11/15/2019	1,000,000	1,010,000
MGM Resorts International
6.75%, 10/01/2020	1,000,000	1,053,750
Service Corp. International
5.38%, 01/15/2022	3,145,000	3,199,142
5.38%, 05/15/2024	175,000	179,156
Total Consumer Discretionary		24,588,158

Consumer Staples (2.65%)
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
5.88%, 01/15/2024	1,682,000	1,774,510
Spectrum Brands, Inc.
5.75%, 07/15/2025	1,384,000	1,404,760
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	2,475,000	2,515,219
Total Consumer Staples		5,694,489

Energy (20.59%)
Andeavor
5.38%, 10/01/2022	3,044,000	3,108,495
Antero Resources Corp.
5.38%, 11/01/2021	1,500,000	1,530,000
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	2,217,000	2,460,870
Concho Resources, Inc.
4.38%, 01/15/2025	2,280,000	2,304,231
Continental Resources, Inc.
5.00%, 09/15/2022	2,398,000	2,430,348
DCP Midstream Operating LP
5.35%, 03/15/2020(a)	3,304,000	3,386,600
Energy Transfer Equity LP
7.50%, 10/15/2020	2,000,000	2,157,500
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	2,800,000	2,919,747
MPLX LP
5.50%, 02/15/2023	3,000,000	3,073,333
Nabors Industries, Inc.
5.00%, 09/15/2020	2,895,000	2,920,020
Newfield Exploration Co.
5.75%, 01/30/2022	3,530,000	3,741,800

Security Description	Principal Amount	Value
Energy (continued)
Petroleos Mexicanos
8.00%, 05/03/2019	$1,500,000	$1,544,625
Range Resources Corp.
5.75%, 06/01/2021	1,547,000	1,589,543
5.00%, 08/15/2022	2,065,000	2,044,350
Rockies Express Pipeline LLC
5.63%, 04/15/2020(a)	1,900,000	1,968,875
SESI LLC
7.13%, 12/15/2021	1,500,000	1,524,375
Southwestern Energy Co.
4.10%, 03/15/2022	1,569,000	1,537,620
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 05/01/2023	2,575,000	2,613,625
6.75%, 03/15/2024	923,000	971,458
Whiting Petroleum Corp.
5.75%, 03/15/2021	450,000	462,375
Total Energy		44,289,790

Financials (12.55%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/30/2020	3,381,000	3,459,062
Aircastle, Ltd.
6.25%, 12/01/2019	3,000,000	3,105,000
Ally Financial, Inc.
4.75%, 09/10/2018	2,530,000	2,530,252
4.25%, 04/15/2021	1,000,000	1,005,180
CIT Group, Inc.
5.00%, 08/15/2022	3,285,000	3,358,913
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	2,000,000	2,036,900
Iron Mountain, Inc.
4.38%, 06/01/2021(a)	2,186,000	2,196,930
iStar, Inc.
5.00%, 07/01/2019	194,000	194,364
4.63%, 09/15/2020	2,600,000	2,593,500
Navient Corp.
5.50%, 01/15/2019	2,400,000	2,421,720
SBA Communications Corp.
4.88%, 07/15/2022	1,000,000	1,015,000
Springleaf Finance Corp.
5.25%, 12/15/2019	1,000,000	1,016,250
8.25%, 12/15/2020	500,000	541,875
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,500,000	1,515,000
Total Financials		26,989,946

Health Care (5.82%)
Centene Corp.
5.63%, 02/15/2021	1,500,000	1,533,750
DaVita, Inc.
5.75%, 08/15/2022	3,000,000	3,048,750

Security Description	Principal Amount	Value
Health Care (continued)
HCA, Inc.
5.88%, 03/15/2022	$2,924,000	$3,114,060
LifePoint Health, Inc.
5.50%, 12/01/2021	2,250,000	2,295,000
Tenet Healthcare Corp.
6.00%, 10/01/2020	1,000,000	1,042,500
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	1,500,000	1,474,957
Total Health Care		12,509,017

Industrials (3.85%)
United Rentals North America, Inc.
5.75%, 11/15/2024	2,840,000	2,942,098
WESCO Distribution, Inc.
5.38%, 12/15/2021	3,025,000	3,074,156
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	2,175,000	2,254,866
Total Industrials		8,271,120

Materials (19.03%)
AK Steel Corp.
7.50%, 07/15/2023	2,756,000	2,893,800
ArcelorMittal
5.13%, 06/01/2020	500,000	513,238
6.00%, 08/05/2020	1,000,000	1,030,687
Ashland LLC
4.75%, 08/15/2022	2,765,000	2,800,116
Ball Corp.
5.00%, 03/15/2022	2,961,000	3,068,336
Cascades, Inc.
5.50%, 07/15/2022(a)	1,494,000	1,501,470
5.75%, 07/15/2023(a)	1,612,000	1,620,221
Celanese US Holdings LLC
5.88%, 06/15/2021	2,670,000	2,822,576
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 01/15/2023	2,791,000	2,797,978
Freeport-McMoRan, Inc.
3.10%, 03/15/2020	1,500,000	1,491,225
Glencore Funding LLC
4.63%, 04/29/2024(a)	500,000	504,140
Graphic Packaging International LLC
4.75%, 04/15/2021	645,000	655,068
4.88%, 11/15/2022	2,111,000	2,132,110
Huntsman International LLC
4.88%, 11/15/2020	3,025,000	3,105,919
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	3,013,000	3,031,831
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	1,647,483	1,651,602

Security Description	Principal Amount	Value
Materials (continued)
Sealed Air Corp.
6.50%, 12/01/2020(a)	$1,500,000	$1,586,250
Steel Dynamics, Inc.
4.13%, 09/15/2025	1,160,000	1,110,700
USG Corp.
5.50%, 03/01/2025(a)	1,764,000	1,810,305
Vale Overseas, Ltd.
5.88%, 06/10/2021	3,340,000	3,518,690
WR Grace & Co.-Conn
5.13%, 10/01/2021(a)	1,250,000	1,287,500
Total Materials		40,933,762

Technology (2.48%)
Flex, Ltd.
5.00%, 02/15/2023	1,770,000	1,835,234
NCR Corp.
4.63%, 02/15/2021	1,500,000	1,477,500
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/2020	1,000,000	1,000,000
NXP BV / NXP Funding LLC
4.13%, 06/15/2020(a)	1,000,000	1,011,250
Total Technology		5,323,984

Utilities (4.24%)
AES Corp.
4.00%, 03/15/2021	1,000,000	1,005,200
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 05/20/2024	1,287,000	1,283,783
Calpine Corp.
6.00%, 01/15/2022(a)	950,000	970,188
DPL, Inc.
7.25%, 10/15/2021	2,991,000	3,248,973
NRG Energy, Inc.
6.25%, 07/15/2022	500,000	517,500
Vistra Energy Corp.
7.38%, 11/01/2022	2,000,000	2,087,500
Total Utilities		9,113,144

TOTAL CORPORATE BONDS
(Cost $205,506,736)		206,226,854

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.49%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $5,357,125)	1.851%	5,357,125	5,357,125

TOTAL SHORT TERM INVESTMENTS
(Cost $5,357,125)			5,357,125

Security Description	Shares	Value
TOTAL INVESTMENTS (98.40%)
(Cost $210,863,861)		$211,583,979

NET OTHER ASSETS AND LIABILITIES (1.60%)		3,430,531

NET ASSETS (100.00%)		$215,014,510

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $32,571,827, representing 15.15% of net assets.

See Notes to Quarterly Schedule of Investments.

SPROTT GOLD MINERS ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.97%)
Gold Mining (89.40%)
Alamos Gold, Inc., Class A	1,290,240	$5,664,154
AngloGold Ashanti, Ltd., Sponsored ADR	411,026	3,251,216
B2Gold Corp.(a)(b)	2,068,375	4,839,997
Barrick Gold Corp.	614,212	6,400,089
Cia de Minas Buenaventura SAA, ADR	487,297	6,135,069
Gold Fields, Ltd., Sponsored ADR	962,023	2,395,437
Goldcorp, Inc.	1,817,267	19,699,174
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)	438,517	727,938
IAMGOLD Corp.(b)	1,392,998	5,683,432
Kinross Gold Corp.(b)	1,261,911	3,785,733
Kirkland Lake Gold, Ltd.	1,035,612	19,324,520
McEwen Mining, Inc.(a)	1,130,154	2,226,403
New Gold, Inc.(b)	1,291,582	1,254,255
Newmont Mining Corp.	607,655	18,855,535
Randgold Resources, Ltd., ADR	94,878	6,194,585
Royal Gold, Inc.	78,449	5,982,521
Seabridge Gold, Inc.(b)	55,485	626,980
Sibanye Gold, Ltd., Sponsored ADR(a)(b)	298,546	704,569
SSR Mining, Inc.(b)	123,877	1,077,730
Yamana Gold, Inc.	1,949,358	5,419,215
Total Gold Mining		120,248,552

Silver Mining (10.57%)
Coeur Mining, Inc.(b)	195,120	1,108,282
First Majestic Silver Corp.(a)(b)	427,957	2,379,441
Fortuna Silver Mines, Inc.(b)	505,568	2,315,501
Pan American Silver Corp.	385,378	6,008,043
Silvercorp Metals, Inc.	890,445	2,404,202
Total Silver Mining		14,215,469

TOTAL COMMON STOCKS
(Cost $155,488,904)		134,464,021

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.29%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $73,917)	1.851%	73,917	73,917

Investments Purchased with Collateral from Securities Loaned (2.24%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.92%
(Cost $3,016,656)		3,016,656	3,016,656
TOTAL SHORT TERM INVESTMENTS
(Cost $3,090,573)			3,090,573

TOTAL INVESTMENTS (102.26%)
(Cost $158,579,477)			$137,554,594

NET LIABILITIES LESS OTHER ASSETS (-2.26%)			(3,046,442)

NET ASSETS (100.00%)			$134,508,152

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $3,432,347.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

SPROTT JUNIOR GOLD MINERS ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.94%)
Gold Mining (80.19%)
Alacer Gold Corp.(a)	1,630,486	$2,948,618
Argonaut Gold, Inc.(a)	636,987	888,365
Asanko Gold, Inc.(a)(b)	1,342,204	1,110,790
Centerra Gold, Inc.(a)	1,555,217	6,649,893
China Gold International Resources Corp., Ltd.(a)(b)	2,247,969	3,152,324
Continental Gold, Inc.(a)(b)	330,933	892,632
Detour Gold Corp.(a)	313,325	2,559,421
Eldorado Gold Corp.(a)(b)	1,395,440	1,367,252
Endeavour Mining Corp.(a)	394,225	5,984,366
Gold Resource Corp.	312,401	1,611,989
Gold Standard Ventures Corp.(a)(b)	466,865	728,309
Golden Star Resources, Ltd.(a)(b)	1,377,748	1,014,023
Guyana Goldfields, Inc.(a)	635,734	1,797,593
Harmony Gold Mining Co., Ltd., Sponsored ADR(b)	1,630,075	2,705,924
New Gold, Inc.(a)	2,059,462	1,999,944
Novagold Resources, Inc.(a)(b)	570,925	2,095,295
OceanaGold Corp.	3,427,289	10,137,422
Osisko Gold Royalties, Ltd.	568,786	4,511,061
Premier Gold Mines, Ltd.(a)	377,433	543,735
Pretium Resources, Inc.(a)(b)	1,001,486	8,302,319
Roxgold, Inc.(a)	2,069,026	1,537,897
Sandstorm Gold, Ltd.(a)(b)	344,444	1,329,554
Seabridge Gold, Inc.(a)	104,071	1,176,002
SEMAFO, Inc.(a)	614,198	1,539,025
Sibanye Gold, Ltd., Sponsored ADR(a)(b)	2,039,672	4,813,626
SSR Mining, Inc.(a)	441,225	3,838,657
Tahoe Resources, Inc.(a)	1,108,543	3,813,388
Teranga Gold Corp.(a)	593,633	1,783,173
Torex Gold Resources, Inc.(a)	151,219	1,020,873
Total Gold Mining		81,853,470

Precious Metals (1.31%)
Leagold Mining Corp.(a)(b)	833,522	1,341,300
Total Precious Metals		1,341,300

Silver Mining (18.44%)
Coeur Mining, Inc.(a)	976,391	5,545,901
Endeavour Silver Corp.(a)(b)	661,279	1,481,265
First Majestic Silver Corp.(a)(b)	646,287	3,593,356
Fortuna Silver Mines, Inc.(a)	819,863	3,754,972
Hecla Mining Co.	658,018	1,868,771
MAG Silver Corp.(a)	141,272	1,085,792
Silvercorp Metals, Inc.	551,760	1,492,500
Total Silver Mining		18,822,557

TOTAL COMMON STOCKS
(Cost $129,502,328)		102,017,327

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (13.93%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $32,048)	1.851%	32,048	$32,048

Investments Purchased with Collateral from Securities Loaned (13.90%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.92%
(Cost $14,193,849)		14,193,849	14,193,849
TOTAL SHORT TERM INVESTMENTS
(Cost $14,225,897)			14,225,897

TOTAL INVESTMENTS (113.87%)
(Cost $143,728,225)			$116,243,224

NET LIABILITIES LESS OTHER ASSETS (-13.87%)			(14,164,774)

NET ASSETS (100.00%)			$102,078,450

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $15,717,228.

See Notes to Quarterly Schedule of Investments.

BUZZ US SENTIMENT LEADERS ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Consumer Discretionary (14.02%)
Amazon.com, Inc.(a)	176	$354,237
Comcast Corp., Class A	1,876	69,393
Ford Motor Co.	13,223	125,354
McDonald's Corp.	442	71,706
Netflix, Inc.(a)	415	152,587
Starbucks Corp.	1,805	96,477
Tesla, Inc.(a)	989	298,342
TripAdvisor, Inc.(a)	2,396	130,127
Under Armour, Inc., Class C(a)	3,807	72,219
Walt Disney Co.	2,217	248,348
Total Consumer Discretionary		1,618,790

Consumer Staples (0.80%)
Walmart, Inc.	965	92,505
Total Consumer Staples		92,505

Energy (1.47%)
Exxon Mobil Corp.	1,240	99,411
Halliburton Co.	1,751	69,847
Total Energy		169,258

Financials (8.97%)
Bank of America Corp.	7,854	242,924
BlackRock, Inc.	141	67,547
Citigroup, Inc.	1,179	83,992
Discover Financial Services	2,169	169,442
Goldman Sachs Group, Inc.	683	162,424
JPMorgan Chase & Co.	1,425	163,277
KeyCorp	3,465	73,008
Morgan Stanley	1,491	72,806
Total Financials		1,035,420

Health Care (11.99%)
AbbVie, Inc.	925	88,781
Align Technology, Inc.(a)	193	74,593
Bausch Health Cos., Inc.(a)	9,217	213,005
Biogen, Inc.(a)	387	136,801
Bristol-Myers Squibb Co.	1,065	64,486
Celgene Corp.(a)	1,718	162,265
CVS Health Corp.	1,143	85,999
Eli Lilly & Co.	779	82,301
Gilead Sciences, Inc.	1,723	130,483
Intuitive Surgical, Inc.(a)	145	81,200
Merck & Co., Inc.	1,150	78,878
Nektar Therapeutics(a)	1,377	91,557
Pfizer, Inc.	2,283	94,790
Total Health Care		1,385,139

Industrials (8.07%)
Boeing Co.	391	134,031
Caterpillar, Inc.	655	90,947
CSX Corp.	1,137	84,320
General Electric Co.	18,052	233,593
Lockheed Martin Corp.	240	76,898

Security Description	Shares	Value
Industrials (continued)
ManpowerGroup, Inc.	1,439	$134,877
United Continental Holdings, Inc.(a)	961	84,011
United Parcel Service, Inc., Class B	758	93,143
Total Industrials		931,820

Information Technology (51.17%)
Activision Blizzard, Inc.	1,756	126,608
Advanced Micro Devices, Inc.(a)	17,156	431,817
Alphabet, Inc., Class A(a)	271	333,818
Apple, Inc.	1,555	353,965
Applied Materials, Inc.	2,214	95,246
BlackBerry, Ltd.(a)	32,900	351,043
Broadcom, Inc.	816	178,728
Electronic Arts, Inc.(a)	618	70,087
Facebook, Inc., Class A(a)	1,015	178,366
GrubHub, Inc.(a)	592	85,313
Intel Corp.	3,146	152,361
International Business Machines Corp.	1,458	213,568
Lam Research Corp.	766	132,587
Mastercard, Inc., Class A	556	119,851
Match Group, Inc.(a)	2,761	138,188
Micron Technology, Inc.(a)	7,041	369,793
Microsoft Corp.	3,081	346,089
NVIDIA Corp.	1,005	282,083
NXP Semiconductors NV(a)	1,978	184,231
PayPal Holdings, Inc.(a)	3,004	277,359
QUALCOMM, Inc.	1,594	109,524
ServiceNow, Inc.(a)	388	76,188
Skyworks Solutions, Inc.	690	62,997
Square, Inc., Class A(a)	4,558	404,021
Take-Two Interactive Software, Inc.(a)	824	110,053
TE Connectivity, Ltd.	1,349	123,676
Texas Instruments, Inc.	595	66,878
Twilio, Inc., Class A(a)	1,266	102,116
Twitter, Inc.(a)	7,012	246,682
Visa, Inc., Class A	1,266	185,963
Total Information Technology		5,909,199

Materials (0.58%)
United States Steel Corp.(b)	2,270	67,374
Total Materials		67,374

Telecommunication Services (2.78%)
AT&T, Inc.	7,046	225,049
Verizon Communications, Inc.	1,758	95,583
Total Telecommunication Services		320,632

TOTAL COMMON STOCKS
(Cost $10,532,151)		11,530,137

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.10%)
Money Market Fund (0.10%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $11,194)	1.851%	11,194	11,194
TOTAL SHORT TERM INVESTMENTS
(Cost $11,194)			11,194

Value

TOTAL INVESTMENTS (99.95%)
(Cost $10,543,345)	$11,541,331

NET OTHER ASSETS AND LIABILITIES (0.05%)	6,414

NET ASSETS (100.00%)	$11,547,745

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $50,515.

See Notes to Quarterly Schedule of Investments.

WORKPLACE EQUALITY PORTFOLIO	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.72%)
Consumer Discretionary (19.22%)
Abercrombie & Fitch Co., Class A	3,204	$69,431
Amazon.com, Inc.(a)	47	94,597
American Eagle Outfitters, Inc.	3,391	88,030
Aramark	2,030	83,392
Best Buy Co., Inc.	1,100	87,516
Caesars Entertainment Corp.(a)	7,058	71,992
CBS Corp., Class B	1,464	77,621
Choice Hotels International, Inc.	1,007	78,596
Comcast Corp., Class A	2,386	88,258
Darden Restaurants, Inc.	875	101,535
Dollar General Corp.	837	90,170
Ford Motor Co.	6,788	64,350
GameStop Corp., Class A	6,281	83,349
Gap, Inc.	2,576	78,182
General Motors Co.	1,852	66,765
Global Eagle Entertainment, Inc.(a)(b)	31,286	83,221
Groupon, Inc.(a)	17,471	74,601
Hilton Grand Vacations, Inc.(a)	2,094	68,390
Hilton Worldwide Holdings, Inc.	973	75,524
Home Depot, Inc.	404	81,111
Hyatt Hotels Corp., Class A	972	75,194
InterContinental Hotels Group PLC, ADR	1,212	75,289
Interpublic Group of Cos., Inc.	3,423	79,927
Kohl's Corp.	1,101	87,100
L Brands, Inc.	2,262	59,785
Live Nation Entertainment, Inc.(a)	1,734	86,145
Macy's, Inc.	2,149	78,546
Marriott International, Inc., Class A	581	73,479
Mattel, Inc.(a)(b)	4,594	70,885
McDonald's Corp.	483	78,357
MGM Resorts International	2,599	75,345
Netflix, Inc.(a)	205	75,374
NIKE, Inc., Class B	1,080	88,776
Nordstrom, Inc.	1,618	101,691
Office Depot, Inc.	27,643	92,604
Pearson PLC, Sponsored ADR(b)	6,875	81,331
Royal Caribbean Cruises, Ltd.	711	87,154
Sirius XM Holdings, Inc.	10,937	77,653
Sony Corp., Sponsored ADR	1,642	93,315
Starbucks Corp.	1,415	75,632
Tapestry, Inc.	1,772	89,823
Target Corp.	1,045	91,438
TEGNA, Inc.	7,093	82,563
Tesla, Inc.(a)	225	67,874
Tiffany & Co.	594	72,854
TJX Cos., Inc.	853	93,804
Toyota Motor Corp., Sponsored ADR	595	73,828
Under Armour, Inc., Class C(a)(b)	3,784	71,783
Viacom, Inc., Class B	2,792	81,750
Visteon Corp.(a)	619	68,331
Walt Disney Co.	742	83,119
Whirlpool Corp.	534	66,739

Security Description	Shares	Value
Consumer Discretionary (continued)
Wyndham Destinations, Inc.	1,671	$73,858
Wyndham Hotels & Resorts, Inc.	1,333	75,648
Wynn Resorts, Ltd.	467	69,275
Total Consumer Discretionary		4,382,900

Consumer Staples (8.59%)
Altria Group, Inc.	1,423	83,274
Avon Products, Inc.(a)	52,415	104,830
Brown-Forman Corp., Class B	1,524	79,583
Campbell Soup Co.	2,210	87,185
Clorox Co.	631	91,482
Coca-Cola Co.	1,852	82,544
Colgate-Palmolive Co.	1,274	84,606
Constellation Brands, Inc., Class A	347	72,245
Diageo PLC, Sponsored ADR	545	75,978
Estee Lauder Cos., Inc., Class A	516	72,302
General Mills, Inc.	1,813	83,416
Hain Celestial Group, Inc.(a)	2,870	81,967
Hershey Co.	876	88,056
Hormel Foods Corp.(b)	2,235	87,500
Kellogg Co.	1,212	87,009
Kimberly-Clark Corp.	791	91,392
Kraft Heinz Co.	1,330	77,499
Kroger Co.	3,135	98,753
Mondelez International, Inc., Class A	1,998	85,355
PepsiCo, Inc.	767	85,912
Procter & Gamble Co.	1,062	88,093
Unilever NV, NY Shares	1,493	85,818
Walgreens Boots Alliance, Inc.	1,244	85,289
Total Consumer Staples		1,960,088

Energy (1.43%)
BP PLC, Sponsored ADR	1,798	77,098
Chevron Corp.	658	77,947
ConocoPhillips	1,244	91,347
Royal Dutch Shell PLC, Class A, Sponsored ADR	1,206	78,667
Total Energy		325,059

Financials (19.90%)
American Express Co.	829	87,857
American International Group, Inc.	1,472	78,266
Ameriprise Financial, Inc.	546	77,510
Aon PLC	575	83,697
Aviva PLC, Sponsored ADR	5,891	73,991
Bank of America Corp.	2,736	84,625
Bank of Montreal	1,038	85,075
Bank of New York Mellon Corp.	1,421	74,105
Barclays PLC, Sponsored ADR	7,674	71,829
BB&T Corp.	1,539	79,505
BlackRock, Inc.	154	73,775
Capital One Financial Corp.	838	83,037
Charles Schwab Corp.	1,455	73,899
Chubb, Ltd.	620	83,849
Citigroup, Inc.	1,230	87,625
CNA Financial Corp.	1,702	76,420
Comerica, Inc.	848	82,663
Credit Suisse Group AG, Sponsored ADR	5,267	78,742

Security Description	Shares	Value
Financials (continued)
Deutsche Bank AG	7,304	$82,243
Discover Financial Services	1,073	83,823
FactSet Research Systems, Inc.	378	86,709
Fifth Third Bancorp	2,657	78,196
First American Financial Corp.	1,555	88,417
Franklin Resources, Inc.	2,434	77,255
Genworth Financial, Inc., Class A(a)	17,447	81,129
Goldman Sachs Group, Inc.	345	82,044
Hartford Financial Services Group, Inc.	1,520	76,562
HSBC Holdings PLC, Sponsored ADR	1,671	73,541
Huntington Bancshares, Inc.	5,272	85,459
JPMorgan Chase & Co.	747	85,591
KeyCorp	3,931	82,826
M&T Bank Corp.	462	81,843
Marsh & McLennan Cos., Inc.	985	83,361
MetLife, Inc.	1,755	80,537
Moody's Corp.	458	81,533
Morgan Stanley	1,577	77,005
Navient Corp.	6,183	84,336
Northern Trust Corp.	754	81,025
PNC Financial Services Group, Inc.	571	81,961
Principal Financial Group, Inc.	1,434	79,143
Progressive Corp.	1,304	88,059
Prudential Financial, Inc.	817	80,270
Royal Bank of Canada	1,057	84,053
S&P Global, Inc.	389	80,542
State Street Corp.	821	71,353
Sun Life Financial, Inc.	1,931	76,738
SunTrust Banks, Inc.	1,171	86,139
T Rowe Price Group, Inc.	652	75,560
Thomson Reuters Corp.	1,964	87,457
Toronto-Dominion Bank	1,427	86,334
Travelers Cos., Inc.	626	82,382
UBS Group AG	5,218	81,714
Unum Group	2,078	76,637
US Bancorp	1,584	85,710
Voya Financial, Inc.	1,561	78,159
Wells Fargo & Co.	1,474	86,200
Total Financials		4,538,316

Health Care (12.78%)
AbbVie, Inc.	816	78,320
Aetna, Inc.	429	85,916
AmerisourceBergen Corp.	864	77,734
Amgen, Inc.	434	86,718
Anthem, Inc.	333	88,155
AstraZeneca PLC, Sponsored ADR	2,212	84,808
athenahealth, Inc.(a)	512	78,797
Baxter International, Inc.	1,070	79,576
Becton Dickinson and Co.	346	90,607
Biogen, Inc.(a)	264	93,321
Boston Scientific Corp.(a)	2,482	88,260
Bristol-Myers Squibb Co.	1,505	91,128
Cardinal Health, Inc.	1,477	77,085
Centene Corp.(a)	653	95,651
Cerner Corp.(a)	1,321	86,010
Cigna Corp.	460	86,636
CVS Health Corp.	1,167	87,805
Eli Lilly & Co.	934	98,677

Security Description	Shares	Value
Health Care (continued)
Express Scripts Holding Co.(a)	981	$86,348
Gilead Sciences, Inc.	1,154	87,392
GlaxoSmithKline PLC, Sponsored ADR	1,954	79,137
Henry Schein, Inc.(a)	1,107	85,992
Humana, Inc.	265	88,314
Johnson & Johnson	659	88,761
Laboratory Corp. of America Holdings(a)	429	74,161
McKesson Corp.	538	69,267
Medtronic PLC	932	89,854
Merck & Co., Inc.	1,311	89,921
Novartis AG, Sponsored ADR	1,062	88,157
Pfizer, Inc.	2,232	92,673
Sanofi, Sponsored ADR	2,070	88,699
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,394	77,757
Thermo Fisher Scientific, Inc.	372	88,945
UnitedHealth Group, Inc.	317	85,102
Total Health Care		2,915,684

Industrials (11.36%)
3M Co.	396	83,524
Alaska Air Group, Inc.	1,291	87,130
American Airlines Group, Inc.	1,873	75,819
Arconic, Inc.	4,634	103,709
Boeing Co.	227	77,813
Cummins, Inc.	575	81,535
Emerson Electric Co.	1,107	84,940
FedEx Corp.	306	74,649
Fortive Corp.	1,007	84,568
General Electric Co.	6,100	78,934
Harris Corp.	538	87,430
Herman Miller, Inc.	2,312	88,550
Huron Consulting Group, Inc.(a)	1,983	98,158
IHS Markit, Ltd.(a)	1,590	87,450
JetBlue Airways Corp.(a)	4,239	80,880
Lockheed Martin Corp.	259	82,986
ManpowerGroup, Inc.	867	81,264
Navigant Consulting, Inc.(a)	3,293	78,670
Nielsen Holdings PLC	2,560	66,560
Norfolk Southern Corp.	525	91,266
Northrop Grumman Corp.	250	74,623
Owens Corning	1,238	70,096
Raytheon Co.	403	80,374
Republic Services, Inc.	1,165	85,464
Rockwell Automation, Inc.	451	81,613
Rockwell Collins, Inc.	585	79,531
Southwest Airlines Co.	1,554	95,260
Steelcase, Inc., Class A	5,417	79,088
United Continental Holdings, Inc.(a)	1,105	96,599
United Technologies Corp.	635	83,630
WW Grainger, Inc.	254	89,934
Total Industrials		2,592,047

Information Technology (15.48%)
Accenture PLC, Class A	495	83,690
Adobe Systems, Inc.(a)	322	84,850
Alliance Data Systems Corp.	356	84,935
Alphabet, Inc., Class C(a)	70	85,273

Security Description	Shares	Value
Information Technology (continued)
Apple, Inc.	428	$97,426
Autodesk, Inc.(a)	583	89,986
Automatic Data Processing, Inc.	577	84,675
Booz Allen Hamilton Holding Corp.	1,805	92,344
Broadridge Financial Solutions, Inc.	702	94,868
CA, Inc.	2,178	95,396
CDW Corp.	962	84,233
Cisco Systems, Inc.	1,846	88,183
Convergys Corp.	3,279	81,090
Corning, Inc.	2,794	93,627
eBay, Inc.(a)	2,069	71,608
Electronic Arts, Inc.(a)	559	63,396
Facebook, Inc., Class A(a)	410	72,049
Fidelity National Information Services, Inc.	749	81,019
Hewlett Packard Enterprise Co.	5,102	84,336
HP, Inc.	3,441	84,821
Intel Corp.	1,453	70,369
International Business Machines Corp.	555	81,296
Intuit, Inc.	386	84,715
Leidos Holdings, Inc.	1,348	95,398
Mastercard, Inc., Class A	404	87,086
Microsoft Corp.	815	91,549
NCR Corp.(a)	2,543	72,247
NetApp, Inc.	1,041	90,369
Nokia OYJ, Sponsored ADR	13,211	73,321
NVIDIA Corp.	302	84,765
Oracle Corp.	1,765	85,744
PayPal Holdings, Inc.(a)	942	86,975
QUALCOMM, Inc.	1,357	93,240
salesforce.com, Inc.(a)	583	89,012
Symantec Corp.	3,778	76,165
Tech Data Corp.(a)	931	67,730
Texas Instruments, Inc.	703	79,017
Twitter, Inc.(a)	1,776	62,480
Visa, Inc., Class A	597	87,693
Workday, Inc., Class A(a)	629	97,206
Xerox Corp.	2,990	83,301
Yelp, Inc.(a)	1,983	93,439
Total Information Technology		3,530,922

Materials (2.84%)
Alcoa Corp.(a)	1,787	79,825
Ball Corp.	2,188	91,634
Chemours Co.	1,621	70,676
DowDuPont, Inc.	1,200	84,156
Eastman Chemical Co.	747	72,481
Ecolab, Inc.	555	83,516
PPG Industries, Inc.	776	85,779
Praxair, Inc.	504	79,728
Total Materials		647,795

Real Estate (2.15%)
CBRE Group, Inc., Class A(a)	1,671	81,562
DiamondRock Hospitality Co.	6,738	80,586
Iron Mountain, Inc.	2,444	88,228
Jones Lang LaSalle, Inc.	483	73,667
Park Hotels & Resorts, Inc.	2,715	90,817

Security Description	Shares	Value
Real Estate (continued)
Weyerhaeuser Co.	2,166	$75,182
Total Real Estate		490,042

Telecommunication Services (2.09%)
AT&T, Inc.	3,878	123,863
BT Group PLC, Sponsored ADR	5,763	81,835
Sprint Corp.(a)	14,783	90,324
T-Mobile US, Inc.(a)	1,355	89,484
Verizon Communications, Inc.	1,687	91,722
Total Telecommunication Services		477,228

Utilities (3.88%)
American Electric Power Co., Inc.	1,249	89,591
Duke Energy Corp.	1,098	89,201
Entergy Corp.	1,052	87,937
Exelon Corp.	1,965	85,890
NiSource, Inc.	3,364	91,063
PG&E Corp.	2,040	94,207
Portland General Electric Co.	1,974	91,594
PPL Corp.	2,981	88,655
Public Service Enterprise Group, Inc.	1,545	80,881
Sempra Energy	732	84,971
Total Utilities		883,990

TOTAL COMMON STOCKS
(Cost $19,112,566)		22,744,071

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.39%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $25,971)	1.851%	25,971	25,971

Investments Purchased with Collateral from Securities Loaned (0.28%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.92%
(Cost $64,526)		64,526	64,526

TOTAL SHORT TERM INVESTMENTS
(Cost $90,497)			90,497

TOTAL INVESTMENTS (100.11%)
(Cost 19,203,063)			$22,834,568

NET LIABILITIES LESS OTHER ASSETS (-0.11%)			(26,455)

NET ASSETS (100.00%)			$22,808,113

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $204,358.

See Notes to Quarterly Schedule of Investments.

ALPS | Dorsey Wright Sector Momentum ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.75%)
Consumer Discretionary (17.10%)
Amazon.com, Inc.(a)	130	$261,652
Booking Holdings, Inc.(a)	104	202,961
Domino's Pizza, Inc.	804	240,042
NIKE, Inc., Class B	2,941	241,750
O'Reilly Automotive, Inc.(a)	788	264,311
Scientific Games Corp.(a)	3,886	117,746
Sirius XM Holdings, Inc.	29,424	208,911
VF Corp.	2,643	243,500
Wyndham Destinations, Inc.	4,529	200,182
Total Consumer Discretionary		1,981,055

Energy (10.21%)
Cheniere Energy, Inc.(a)	3,466	231,979
Continental Resources, Inc.(a)	3,669	241,971
HollyFrontier Corp.	3,085	229,894
Marathon Petroleum Corp.	3,032	249,503
Valero Energy Corp.	1,936	228,216
Total Energy		1,181,563

Financials (13.31%)
American Financial Group, Inc.	2,021	225,059
Discover Financial Services	2,991	233,657
E*TRADE Financial Corp.(a)	3,468	204,126
MarketAxess Holdings, Inc.	1,037	196,843
Mastercard, Inc., Class A	1,118	240,996
MSCI, Inc.	1,291	232,716
Western Alliance Bancorp(a)	3,627	209,097
Total Financials		1,542,494

Health Care (10.69%)
ABIOMED, Inc.(a)	503	204,510
Align Technology, Inc.(a)	615	237,691
Becton Dickinson and Co.	961	251,657
Exact Sciences Corp.(a)	3,255	243,767
Sarepta Therapeutics, Inc.(a)	2,180	300,927
Total Health Care		1,238,552

Industrials (7.96%)
AMETEK, Inc.	2,970	228,571
Lockheed Martin Corp.	719	230,375
Roper Technologies, Inc.	785	234,220
TransDigm Group, Inc.(a)	656	229,600
Total Industrials		922,766

Information Technology (24.59%)
Amphenol Corp., Class A	2,442	230,964
ANSYS, Inc.(a)	1,255	233,405
Apple, Inc.	1,181	268,831

Security Description	Shares	Value
Information Technology (continued)
DXC Technology Co.	2,660	$242,299
Electronic Arts, Inc.(a)	1,521	172,497
Facebook, Inc., Class A(a)	1,139	200,156
Monolithic Power Systems, Inc.	1,575	236,045
NVIDIA Corp.	841	236,052
Square, Inc., Class A(a)	3,459	306,606
Tyler Technologies, Inc.(a)	942	232,627
Ultimate Software Group, Inc.(a)	797	246,807
Visa, Inc., Class A	1,651	242,515
Total Information Technology		2,848,804

Materials (11.76%)
Air Products & Chemicals, Inc.	1,358	225,822
Ashland Global Holdings, Inc.	2,851	240,054
Louisiana-Pacific Corp.	8,029	234,126
The Sherwin-Williams Co.	555	252,847
Steel Dynamics, Inc.	4,770	218,132
Westlake Chemical Corp.	2,028	191,788
Total Materials		1,362,769

Real Estate (4.13%)
American Tower Corp.	1,610	240,083
Sun Communities, Inc.	2,311	238,449
Total Real Estate		478,532

TOTAL COMMON STOCKS
(Cost $10,050,244)		11,556,535

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.21%)
Money Market Fund (0.21%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $23,885)	1.851%	23,885	23,885

TOTAL SHORT TERM INVESTMENTS
(Cost $23,885)			23,885

TOTAL INVESTMENTS (99.96%)
(Cost $10,074,129)			$11,580,420

NET OTHER ASSETS AND LIABILITIES (0.04%)			5,592

NET ASSETS (100.00%)			$11,586,012

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS DISRUPTIVE TECHNOLOGIES ETF	SCHEDULE OF INVESTMENTS
	August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.95%)
Consumer Discretionary (2.50%)
iRobot Corp.(a)(b)	5,923	$672,260
Netflix, Inc.(b)	1,131	415,846
Total Consumer Discretionary		1,088,106

Financials (5.78%)
American Express Co.	4,030	427,099
LendingClub Corp.(b)	116,618	420,991
LendingTree, Inc.(a)(b)	1,520	385,092
Moody's Corp.	2,308	410,870
S&P Global, Inc.	1,995	413,065
Thomson Reuters Corp.	10,215	454,313
Total Financials		2,511,430

Health Care (11.80%)
ABIOMED, Inc.(b)	1,008	409,833
Align Technology, Inc.(b)	1,210	467,653
Boston Scientific Corp.(b)	13,152	467,685
Cochlear, Ltd.	2,664	413,309
CYBERDYNE, Inc.(a)(b)	34,400	270,903
DENTSPLY SIRONA, Inc.	9,498	379,160
DexCom, Inc.(b)	4,569	659,672
DiaSorin SpA	3,914	426,150
Intuitive Surgical, Inc.(b)	842	471,520
Mazor Robotics, Ltd., Sponsored ADR(a)(b)	6,952	332,236
Smith & Nephew PLC, Sponsored ADR	11,110	398,071
William Demant Holding A/S(b)	10,746	437,055
Total Health Care		5,133,247

Industrials (18.02%)
ABB, Ltd., Sponsored ADR	17,717	416,527
Aerovironment, Inc.(b)	6,803	598,392
ATS Automation Tooling Systems, Inc.(b)	26,533	449,740
Experian PLC	16,176	402,651
FANUC Corp.	1,995	390,974
Hyundai Heavy Industries Holdings Co., Ltd.(b)	1,115	378,127
IHS Markit, Ltd.(b)	8,002	440,110
Nielsen Holdings PLC	13,225	343,850
Proto Labs, Inc.(b)	3,228	501,793
Prysmian SpA	16,012	412,980
RELX NV, Sponsored ADR	18,413	409,505
Schneider Electric SE	4,666	380,424
Sensata Technologies Holding PLC(b)	7,578	401,255
Siemens Gamesa Renewable Energy SA(a)(b)	26,296	392,374
SLM Solutions Group AG(b)	9,950	277,187
Verisk Analytics, Inc.(b)	3,756	447,302
Vestas Wind Systems A/S	6,275	437,243
Wolters Kluwer NV	7,250	459,483
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	279,000	298,595
Total Industrials		7,838,512

Security Description	Shares	Value
Information Technology (57.88%)
3D Systems Corp.(a)(b)	29,417	$598,636
Advanced Energy Industries, Inc.(b)	6,214	370,230
Alarm.com Holdings, Inc.(b)	9,044	509,087
Ambarella, Inc.(a)(b)	9,444	361,800
ams AG	4,278	338,886
ANSYS, Inc.(b)	2,395	445,422
Arista Networks, Inc.(b)	1,509	451,161
Autodesk, Inc.(b)	3,048	470,459
Black Knight, Inc.(b)	7,926	423,248
Check Point Software Technologies, Ltd.(b)	4,174	484,977
Citrix Systems, Inc.(b)	3,776	430,539
Cognex Corp.	8,756	471,073
Dassault Systemes SE	2,868	464,733
Ellie Mae, Inc.(b)	3,806	401,038
FARO Technologies, Inc.(b)	7,271	495,882
FireEye, Inc.(a)(b)	24,037	399,014
First Data Corp., Class A(b)	20,453	526,051
First Solar, Inc.(b)	7,681	400,026
Fiserv, Inc.(b)	5,455	436,782
Fitbit, Inc., Class A(b)	62,880	378,538
FleetCor Technologies, Inc.(b)	2,049	437,953
Fortinet, Inc.(b)	6,659	557,758
Gartner, Inc.(b)	2,981	446,435
Gemalto NV(b)	6,915	401,490
Global Payments, Inc.	3,501	436,155
Guidewire Software, Inc.(b)	4,694	472,076
InterDigital, Inc.	4,989	412,091
Intuit, Inc.	1,979	434,331
Keyence Corp.	687	388,853
Mastercard, Inc., Class A	2,053	442,545
Nemetschek SE	3,316	544,255
NETGEAR, Inc.(b)	6,435	455,920
Omron Corp.	8,100	362,681
Palo Alto Networks, Inc.(b)	2,062	476,631
PayPal Holdings, Inc.(b)	4,917	453,987
Proofpoint, Inc.(b)	3,374	400,325
PTC, Inc.(b)	4,730	472,716
Qorvo, Inc.(b)	5,052	404,615
Qualys, Inc.(b)	5,156	469,454
Red Hat, Inc.(b)	2,423	357,950
salesforce.com, Inc.(b)	3,077	469,796
SAP SE, Sponsored ADR(a)	3,502	419,329
ServiceNow, Inc.(b)	2,310	453,592
Silicon Laboratories, Inc.(b)	3,792	371,616
SimCorp A/S	4,993	472,307
Skyworks Solutions, Inc.	3,995	364,743
Sophos Group PLC(c)(d)	52,448	356,640
SS&C Technologies Holdings, Inc.	7,946	471,516
Stratasys, Ltd.(b)	20,765	518,087
Symantec Corp.	19,218	387,435
Temenos AG	2,753	497,060
Total System Services, Inc.	4,714	457,918
Trend Micro, Inc.	7,088	446,548
Visa, Inc., Class A	3,062	449,777
VMware, Inc., Class A(b)	2,723	417,327

Security Description	Shares	Value
Information Technology (57.88%) (continued)
Worldpay, Inc., Class A(b)	5,003	$487,242
Xero, Ltd.(b)	12,179	447,142
Total Information Technology		25,173,878

Real Estate (2.11%)
Digital Realty Trust, Inc.	3,784	470,276
Equinix, Inc.	1,024	446,597
Total Real Estate		916,873

Utilities (1.86%)
Brookfield Renewable Partners LP	13,336	409,891
China Longyuan Power Group Corp., Ltd., Class H	472,000	397,505
Total Utilities		807,396

TOTAL COMMON STOCKS
(Cost $40,485,438)		43,469,442

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.20%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $10,321)	1.851%	10,321	10,321

Investments Purchased with Collateral from Securities Loaned (4.18%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.92%
(Cost $1,818,938)		1,818,938	1,818,938

TOTAL SHORT TERM INVESTMENTS
(Cost $1,829,259)			1,829,259

TOTAL INVESTMENTS (104.15%)
(Cost $42,314,697)			$45,298,701

NET LIABILITIES LESS OTHER ASSETS (-4.15%)			(1,808,347)

NET ASSETS (100.00%)			$43,490,354

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,430,051.
(b)	Non-income producing security.
(c)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of August 31, 2018, the aggregate market value of these securities were $356,640, representing 0.82% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of those securities was $356,640, representing 0.82% of net assets.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

August 31, 2018 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS | Dorsey Wright Sector Momentum ETF are listed on the NASDAQ Stock Market LLC (“NASDAQ”) and shares of the ALPS Disruptive Technologies ETF and the ALPS Clean Energy ETF are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS Sector Dividend Dogs ETF, the Barron’s 400 ETF, the Cohen & Steers Global Realty Majors ETF, the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, the RiverFront Strategic Income Fund, the Sprott Gold Miners ETF, the Sprott Junior Gold Miners ETF, the BUZZ US Sentiment Leaders ETF, and the Workplace Equality Portfolio (each a “Fund” and along with ALPS | Dorsey Wright Sector Momentum ETF, ALPS Disruptive Technologies ETF and ALPS Clean Energy ETF collectively, the “Funds”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at August 31, 2018:

Alerian Energy Infrastructure ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$13,046,685	$–	$–	$13,046,685
U.S. Energy Infrastructure Companies*	12,232,673	–	–	12,232,673
U.S. Energy Infrastructure MLPs*	11,328,519	–	–	11,328,519
U.S. General Partners*	7,284,349	–	–	7,284,349
Short Term Investments
Money Market Fund	97,491	–	–	97,491
Investments Purchased with Collateral from Securities Loaned	76,210	–	–	76,210
TOTAL	$44,065,927	$–	$–	$44,065,927

Alerian MLP ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$9,992,856,705	$–	$–	$9,992,856,705
Short Term Investments	15,433,992	–	–	15,433,992
TOTAL	$10,008,290,697	$–	$–	$10,008,290,697

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$36,298,862	$–	$–	$36,298,862
Warrants	–	–	–	–
Short Term Investments
Money Market Fund	165,372	–	–	165,372
Investments Purchased with Collateral from Securities Loaned	580,669	–	–	580,669
TOTAL	$37,044,903	$–	$–	$37,044,903

ALPS Equal Sector Weight ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$160,846,472	$–	$–	$160,846,472
Short Term Investments
Money Market Fund	33,053	–	–	33,053
TOTAL	$160,879,525	$–	$–	$160,879,525

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$319,765,176	$–	$–	$319,765,176
Short Term Investments
Money Market Fund	1,077,307	–	–	1,077,307
Investments Purchased with Collateral from Securities Loaned	1,129,700	–	–	1,129,700
TOTAL	$321,972,183	$–	$–	$321,972,183

ALPS Medical Breakthroughs ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$284,248,456	$–	$–	$284,248,456
Rights*	–	1,700	–	1,700
Short Term Investments
Money Market Fund	15,012	–	–	15,012
Investments Purchased with Collateral from Securities Loaned	10,160,778	–	–	10,160,778
TOTAL	$294,424,246	$1,700	$–	$294,425,946

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$2,267,923,987	$–	$–	$2,267,923,987
Short Term Investments	2,431,103	–	–	2,431,103
TOTAL	$2,270,355,090	$–	$–	$2,270,355,090

Barron's 400 ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$180,533,046	$–	$–	$180,533,046
Limited Partnerships*	9,906,164	–	–	9,906,164
Short Term Investments
Money Market Fund	5,052,482	–	–	5,052,482
Investments Purchased with Collateral from Securities Loaned	1,928,079	–	–	1,928,079
TOTAL	$197,419,771	$–	$–	$197,419,771

Cohen & Steers Global Realty Majors ETF

Investments in Securities at Value	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Common Stocks*	$57,940,478	$–	$–	$57,940,478
Short Term Investments	196,319	–	–	196,319
TOTAL	$58,136,797	$–	$–	$58,136,797

RiverFront Dynamic Core Income ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$87,902,126	$–	$87,902,126
Government Bonds	–	9,086,366	–	9,086,366
Short Term Investments	5,426,316	–	–	5,426,316
TOTAL	$5,426,316	$96,988,492	$–	$102,414,808

RiverFront Dynamic Unconstrained Income ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Convertible Corporate Bond*	$–	$140,772	$–	$140,772
Corporate Bonds*	–	51,652,761	–	51,652,761
Short Term Investments	442,110	–	–	442,110
TOTAL	$442,110	$51,793,533	$–	$52,235,643

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$141,407,765	$–	$–	$141,407,765
Short Term Investments	44,550	–	–	44,550
TOTAL	$141,452,315	$–	$–	$141,452,315

RiverFront Dynamic US Flex-Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$159,097,197	$–	$–	$159,097,197
Short Term Investments
Money Market Fund	58,917	–	–	58,917
Investments Purchased with Collateral from Securities Loaned	47,377	–	–	47,377
TOTAL	$159,203,491	$–	$–	$159,203,491

RiverFront Strategic Income Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$206,226,854	$–	$206,226,854
Short Term Investments	5,357,125	–	–	5,357,125
TOTAL	$5,357,125	$206,226,854	$–	$211,583,979

Sprott Gold Miners ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$134,464,021	$–	$–	$134,464,021
Short Term Investments
Money Market Fund	73,917	–	–	73,917
Investments Purchased with Collateral from Securities Loaned	3,016,656	–	–	3,016,656
TOTAL	$137,554,594	$–	$–	$137,554,594

Sprott Junior Gold Miners ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$102,017,327	$–	$–	$102,017,327
Short Term Investments
Money Market Fund	32,048	–	–	32,048
Investments Purchased with Collateral from Securities Loaned	14,193,849	–	–	14,193,849
TOTAL	$116,243,224	$–	$–	$116,243,224

BUZZ US Sentiment Leaders ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$11,530,137	$–	$–	$11,530,137
Short Term Investments
Money Market Fund	11,194	–	–	11,194
TOTAL	$11,541,331	$–	$–	$11,541,331

ALPS Disruptive Technologies ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$43,469,442	$–	$–	$43,469,442
Short Term Investments
Money Market Fund	10,321	–	–	10,321
Investments Purchased with Collateral from Securities Loaned	1,818,938	–	–	1,818,938
TOTAL	$45,298,701	$–	$–	$45,298,701

Workplace Equality Portfolio

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$22,744,071	$–	$–	$22,744,071
Short Term Investments
Money Market Fund	25,971	–	–	25,971
Investments Purchased with Collateral from Securities Loaned	64,526	–	–	64,526
TOTAL	$22,834,568	$–	$–	$22,834,568

ALPS | Dorsey Wright Sector Momentum ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$11,556,535	$–	$–	$11,556,535
Short Term Investments	23,885	–	–	23,885
TOTAL	$11,580,420	$–	$–	$11,580,420

ALPS Clean Energy ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$11,537,949	$–	$–	$11,537,949
Limited Partnerships*	1,528,581	–	–	1,528,581
Short Term Investments	13,359	–	–	13,359
TOTAL	$13,079,889	$–	$–	$13,079,889

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the nine months or period ended August 31, 2018, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS Sector Dividend Dogs ETF, ALPS | Dorsey Wright Sector Momentum ETF, Barron’s 400 ETF, BUZZ US Sentiment Leaders ETF, Cohen & Steers Global Realty Majors ETF, RiverFront Dynamic US Dividend Advantage ETF, RiverFront Dynamic US Flex-Cap ETF, Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, and Workplace Equality Portfolio have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2018:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$73,695	$76,210	$-	$76,210
ALPS Disruptive Technologies ETF	2,430,051	1,818,938	708,563	2,527,501
ALPS Emerging Sector Dividend Dogs ETF	964,447	580,669	439,960	1,020,629
ALPS International Sector Dividend Dogs ETF	4,333,163	1,129,700	3,460,499	4,590,199
ALPS Medical Breakthroughs ETF	71,127,594	10,160,778	62,147,834	72,308,612
Barron's 400 ETF	5,993,295	1,928,079	4,154,919	6,082,998
BUZZ US Sentiment Leaders ETF	50,515	-	51,060	51,060
RiverFront Dynamic US Dividend Advantage ETF	494,962	-	509,157	509,157
RiverFront Dynamic US Flex-Cap ETF	592,774	47,377	583,941	631,318
Sprott Gold Miners ETF	3,432,347	3,016,656	551,128	3,567,784
Sprott Junior Gold Miners ETF	15,717,228	14,193,849	2,700,235	16,894,084
Workplace Equality Portfolio	204,358	64,526	145,280	209,806

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the nine months ended August 31, 2018, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940.

Security Name	Share Balance Balance as of November 30, 2017	Purchases	Purchases In-Kind	Sales	Corporate Actions	Share Balance as of August 31, 2018	Market Value as of August 31, 2018	Dividends*	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)
Master Limited Partnerships
Buckeye Partners LP	11,471,355	2,084,330	3,235,609	(3,684,002)	-	13,107,292	$462,163,116	$-	(102,810,940)	$20,211,790
Crestwood Equity Partners LP	-	4,724,984	232,932	(563,837)	-	4,394,079	$165,217,370	$-	24,677,207	$2,486,661
DCP Midstream LP	7,380,879	1,255,150	2,007,855	(2,531,899)	-	8,111,985	$334,294,902	$-	32,920,671	$26,737,264
EQT Midstream Partners LP	4,781,272	3,102,860	1,370,168	(1,811,110)	-	7,443,190	$425,452,741	$-	(59,943,984)	$(3,178,251)
Genesis Energy LP	8,762,589	1,647,595	2,411,087	(3,016,847)	-	9,804,424	$234,619,866	$-	27,072,598	$9,317,079
Magellan Midstream Partners LP	15,052,756	1,790,142	4,000,564	(6,291,281)	-	14,552,181	$993,186,353	$-	(111,003,791)	$178,617,022
NGL Energy Partners LP	-	10,522,469	2,301,715	(2,753,877)	-	10,070,307	$114,801,500	$-	(12,873,426)	$1,112,407
NuStar Energy LP	6,453,764	1,084,859	1,757,190	(2,197,999)	-	7,097,814	$196,467,492	$-	7,991,271	$(2,160,410)
Plains All American Pipeline LP	34,141,368	6,097,765	9,369,304	(11,659,580)	-	37,948,857	$991,224,145	$-	207,590,488	$40,248,692
TC PipeLines LP	4,253,931	852,002	1,189,672	(1,439,062)	-	4,856,543	$162,208,536	$-	(61,229,203)	$(486,587)
Western Gas Partners LP	8,181,076	1,394,371	2,226,906	(2,803,623)	-	8,998,730	$439,587,960	$-	18,527,922	$35,494,902
							$4,519,223,981	$-	$(29,081,187)	$308,400,569

Investments no longer affiliated as of August 31, 2018
Dominion Midstream Partners LP	3,944,909	45,300	853,279	(4,843,488)	-	-	$-	$-	(9,070,121)	$(62,799,023)
Enbridge Energy Partners LP	17,579,625	2,957,845	4,784,102	(5,990,375)	-	19,331,197	$217,669,278	$-	(34,337,084)	$(3,908,516)
MPLX LP	23,433,562	4,018,950	6,382,161	(8,026,278)	-	25,808,395	$915,423,771	$-	(5,868,777)	$32,318,537
Rice Midstream Partners LP	5,981,093	117,055	1,418,732	(7,516,880)	-	-	$-	$-	19,377,954	$7,512
Tallgrass Energy LP**	-	6,343,788	501,684	(1,461,462)	7,858,028	13,242,038	$325,621,714	$-	28,499,164	$2,648,191
Tallgrass Energy Partners LP**	3,835,924	-	879,243	(786,153)	(3,929,014)	-	$-	$-	(4,161,339)	$11,139,840
							$1,458,714,763	$-	$(5,560,203)	$(20,593,459)

GRAND TOTAL							$5,977,938,744	$-	$(34,641,390)	$287,807,110

*	100% of the Income received was estimated as Return of Capital
**	On 06/30/2018, Tallgrass Energy Partners LP (TEP) and Tallgrass Energy GP (TEGP) merged to form Tallgrass Energy LP.

7. Subsequent Events

On September 20, 2018, the Board authorized an orderly liquidation of the ALPS/Dorsey Wright Sector Momentum ETF (the “Fund”). The Board determined that closing and liquidating the Fund was in the best interests of the Fund and the Fund’s shareholders. The Fund closed to new investors on October 18, 2018, and the NASDAQ halted trading in the Fund before the opening of trading on October 22, 2018. Effective October 22, 2018, the Fund liquidated and shareholders of record received cash at the net asset value of their shares as of that date.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the registrant’s last fiscal quarter covered by this Report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	October 29, 2018

By:	/s/ Kathryn Burns
Kathryn Burns
Treasurer (Principal Financial Officer)

Date:	October 29, 2018